UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10351
                                                     ---------------------

                Nuveen Georgia Dividend Advantage Municipal Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: May 31st
                                           ------------------

                  Date of reporting period: May 31st
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                 Nuveen
                   Municipal Closed-End
                        Exchange-Traded
                                  Funds

Annual Report May 31, 2003

GEORGIA
NPG
NZX
NKG

NORTH CAROLINA
NNC
NRB
NNO
NII

Photo of: 2 woman with graduation cap.

Photo of: Man and child working on computer.


                            DEPENDABLE,
                        TAX-FREE INCOME
                                BECAUSE
                IT'S NOT WHAT YOU EARN,
                   IT'S WHAT YOU KEEP.(R)

Logo: NUVEEN Investments

FASTER Information
     RECEIVE your
           NUVEEN FUND REPORT
                 Electronically

By registering for electronic delivery, you will receive an e-mail as soon as your Nuveen Fund information is available. Click on the link and you will be taken directly to the report. Your Fund report can be viewed and saved on your computer. Your report will arrive faster via e-mail than by traditional mail.

Registering is easy and only takes a few minutes (see instructions at right).

--------------------------------------------------------------------------------
SOME COMMON CONCERNS:

WILL MY E-MAIL ADDRESS BE DISTRIBUTED TO OTHER COMPANIES?

No, your e-mail address is strictly confidential and will not be used for anything other than notification of shareholder information.

WHAT IF I CHANGE MY MIND AND WANT TO RECEIVE INVESTOR MATERIALS THROUGH REGULAR MAIL DELIVERY AGAIN?

If you decide you do not like receiving your reports electronically, it's a simple process to go back to regular mail delivery.
--------------------------------------------------------------------------------


If your Nuveen Fund dividends and statements

COME FROM YOUR FINANCIAL ADVISOR OR BROKERAGE ACCOUNT,

follow the steps outlined below:

1    Go to www.investordelivery.com

2 Refer to the address sheet that accompanied this report. Enter the personal 13-character Enrollment Number imprinted near your name.

3 You'll be taken to a page with several options. Select the New Enrollment-Create screen. Once there, enter your e-mail address (e.g. yourID@providerID.com), and a personal, 4-digit PIN number of your choice. (Pick a number that's easy to remember.)

4 Click Submit. Confirm the information you just entered is correct, then click Submit again.

5 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

6 Use this same process if you need to change your registration information or cancel internet viewing.


If your Nuveen Fund dividends and statements

COME DIRECTLY TO YOU FROM NUVEEN,

follow the steps outlined below:

1    Go to www.nuveen.com

2 Select Access Your Account. Select the E-Report Enrollment section. Click on Enrollment Today.

3 You'll be taken to a screen that asks for your Social Security number and e-mail address. Fill in this information, then click Enroll.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

Logo: NUVEEN Investments

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

Sidebar text:" No one knows what the future will bring, which is why we think a well-balanced portfolio ..... is an important component in achieving your long-term financial goals."

Dear
   SHAREHOLDER

Once again, I am pleased to report that over the most recent reporting period your Fund continued to provide you with monthly tax-free income and an attractive total return. For more specific information about the performance of your Fund, please see the Portfolio Manager's Comments and Performance Overview sections of this report.

With interest rates at historically low levels, many have begun to wonder whether interest rates will rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that municipal bond investments like your Nuveen Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

I'd also like to direct your attention to the inside front cover of this report, which explains the quick and easy process to begin receiving Fund reports like this via e-mail and the internet. Thousands of Nuveen Fund shareholders already have signed-up, and they are getting their Fund information faster and more conveniently than ever. I urge you to consider joining them.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

July 15, 2003

Nuveen Georgia and North Carolina Municipal Closed-End Exchange-Traded Funds (NPG, NZX, NKG, NNC, NRB, NNO, NII)

Portfolio Manager's
     Comments

Portfolio manager Rick Huber reviews economic and market conditions, key investment strategies and the recent performance of the Funds. With 18 years of investment experience, Rick assumed portfolio management responsibility for these Funds in January 2003.

WHAT FACTORS AFFECTED THE U.S. ECONOMY AND MUNICIPAL MARKET DURING THE TWELVE-MONTH PERIOD ENDED MAY 31, 2003?
The underlying economic and market conditions remained similar to those we discussed in our last shareholder report dated November 30, 2002. We believe the most influential factors affecting the performance of the U.S. economy and the municipal market continued to be the sluggish pace of economic growth and interest rates that remained at 40-year lows. At the same time, continued geopolitical concerns, centering on the threat of terrorism and the Iraqi situation, also had an impact during this reporting period.

In the municipal market, the slow economic recovery and the continued lack of inflationary pressures during the reporting period created conditions that helped many bonds, and especially higher-rated bonds, perform well. Following a record $357 billion of new supply in calendar year 2002, municipal issuance nationwide remained strong during the first five months of 2003, with $145.6 billion in new municipal securities, up 14% over the same period in 2002. Much of this increase in supply reflects issuance intended to address fiscal problems facing states and localities as the result of slow economic growth, rising costs (especially for healthcare and pensions) and sharp declines in tax collections. Given the relatively low interest rate environment, many states and local governments have turned to borrowing in order to close budget gaps, fund needed capital projects and free up cash for operating purposes.

The heavy supply of municipal bonds was met with evidence of continued strong demand over most of this reporting period, as the record issuance was absorbed without a significant decline in prices. Both individual and institutional investors were active buyers.

HOW WERE ECONOMIC AND MARKET CONDITIONS IN GEORGIA AND NORTH CAROLINA? Georgia's economy remained sluggish, but began to show signs of recovery during this reporting period. Over the twelve months, job growth in the state's health services, education and government sectors helped to offset weakness in retail sales, construction and telecommunications. As of May 2003, unemployment in the state was 4.8%, down from 5.1% in May 2002 and well below the current national average of 6.1%. With 13 military bases, Georgia also benefited from recent increases in defense spending. Although Georgia's debt levels remain above-average, debt ratios are relatively moderate, and the state has not exhausted its reserve balances. During the first five months of 2003, Georgia issued $1.6 billion in new bonds, down 44% from the same period in 2002. This drop-off in supply mainly was a reflection of the heavier volume brought to market during calendar year 2002. In general, while Georgia's manufacturing and transportation industries currently remain stalled awaiting improvement in the national economy, the state's location, strong population trends, and below-average business costs are expected to encourage economic growth over the long term. As of May 31, 2003, Georgia maintained its Aaa/AAA ratings with stable outlooks from both Moody's and Standard & Poor's, respectively.

North Carolina's economy showed mixed results over the course of this reporting period. While the recession in manufacturing, especially in furniture and transportation equipment, served as the primary drag on the state's economy, this was offset to some degree by growth in the services sector. North Carolina also remained a national banking center as well as a center for high-tech firms and professionals attracted by the state's universities. Over the past 12 months, North Carolina's unemployment fell to 6.1% in May 2003 from 6.8% a year earlier, bringing it more closely in line with the national average. Municipal issuance in the state for the first five months of 2003 topped $4.3 billion, nearly double the amount seen during the same period last year. Even with increased issuance, the state's debt ratios remain among the lowest in the nation at 1.4% of per capita income. In August 2002, the state's budget problems contributed to Moody's decision to downgrade North Carolina's general obligation debt to Aa1 with a stable outlook, while Standard & Poor's maintained its AAA rating for the state.

HOW DID THE FUNDS PERFORM OVER THE TWELVE MONTHS ENDED MAY 31, 2003?

Individual results for these Funds, as well as for selected benchmarks, are presented in the accompanying table.

                                TOTAL RETURN            LEHMAN      LIPPER
            MARKET YIELD              ON NAV     TOTAL RETURN1    AVERAGE2
--------------------------------------------------------------------------
                                      1 YEAR            1 YEAR      1 YEAR
                     TAXABLE-          ENDED             ENDED       ENDED
       5/31/03    EQUIVALENT3        5/31/03           5/31/03     5/31/03
--------------------------------------------------------------------------
NPG      5.17%          7.66%         13.78%            10.36%      15.88%
--------------------------------------------------------------------------
NZX      5.35%          7.93%         18.82%            10.36%      15.88%
--------------------------------------------------------------------------
NKG      5.37%          7.96%             NA                --          --
--------------------------------------------------------------------------
NNC      5.17%          7.83%         15.80%            10.36%      15.88%
--------------------------------------------------------------------------
NRB      5.36%          8.12%         17.75%            10.36%      15.88%
--------------------------------------------------------------------------
NNO      5.15%          7.80%         18.98%            10.36%      15.88%
--------------------------------------------------------------------------
NII      5.29%          8.02%             NA                --          --
--------------------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.

For the twelve months ended May 31, 2003, all of the Funds in this report with at least one year of performance history outperformed the national, unleveraged Lehman Brothers Municipal Bond Index. Their performances were generally favorable when compared with the Lipper Other States Municipal Debt Funds category, with NPG the primary exception. While these Lipper comparisons carry some value, we believe they have limited usefulness because the Lipper average includes the results of funds from ten different states, each with its own unique conditions and circumstances.

The performance of these Funds benefited when compared with the results of the Lehman Index from their use of leverage, a strategy that can provide the opportunity for additional income for common shareholders. Most of the Funds also were helped by their relatively long durations.4 During

1 The total annual returns on common share net asset value (NAV) for these Nuveen Funds are compared with the total annual return of the Lehman Brothers Municipal Bond Index, an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.

2 The total returns of these Funds are compared with the average annualized return of the 36 funds in the Lipper Other States Municipal Debt Funds category. Fund and Lipper returns assume reinvestment of dividends. It should be noted that the performance of the Lipper Other States category represents the overall average of annual returns for funds from 10 different states with a wide variety of economic conditions, municipal market conditions, and investment guidelines, making direct comparisons less applicable.

3 The taxable-equivalent yield represents the yield that must be earned on a taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. The taxable-equivalent yield is based on the Fund's market yield on the indicated date and a federal income tax rate of 28% plus the applicable state income tax rate. The combined federal and state tax rates used in this report are as follows: Georgia 32.5% and North Carolina 34%.

4 Duration is a measure of a fund's NAV volatility in reaction to interest rate movements. Fund duration, also known as leverage-adjusted duration, takes into account the leveraging process for a fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the fund. References to duration in this commentary are intended to indicate fund duration unless otherwise noted.

periods of declining interest rates, such as that we experienced over most of the twelve-month reporting period, longer duration investments generally would be expected to outperform shorter duration investments, assuming all other factors were equal. As of May 31, 2003, the durations of these Funds, with the exception of NNC, ranged from 8.80 to 11.54, compared with 7.80 for the Lehman index. (Please see the individual Performance Overview pages for individual Fund durations.)

In addition to leverage and duration, the relative performances of these Nuveen Funds were influenced by factors including call exposure, portfolio trading activity, and the price movement of specific sectors and holdings. For example, as of May 31, 2003, NPG held 15% of its portfolio in multifamily housing bonds. For most of the reporting period, the housing sector in Georgia underperformed the broader municipal market and lagged most other revenue bond sectors, as measured by subcategories of the Lehman index. While we continued to hold these securities because we like their long-term potential, their performance over this reporting period was a primary reason why NPG's performance lagged the other Nuveen Georgia Funds.

HOW DID THE MARKET ENVIRONMENT AND THE FUNDS' RETURNS AFFECT DIVIDENDS AND SHARE PRICES?

As noted earlier, with short-term interest rates at historically low levels, the dividend-payment capabilities of these Funds benefited from their use of leverage. The amount of this benefit is tied in part to the short-term rates the Funds pay their MuniPreferred(R) shareholders. Low short-term rates can enable the Funds to reduce the amount of income paid to MuniPreferred shareholders, which potentially can leave more earnings to support common share dividends. During the 12 months ended May 31, 2003, the continued low level of short-term interest rates enabled us to implement two dividend increases in NNC and NRB and one increase in both NPG and NZX. As of May 2003, NNO had paid shareholders dependable, attractive dividends for 17 consecutive months, while NKG and NII--which were introduced in September 2002--declared their first monthly distributions in November 2002.

Over the course of this twelve-month reporting period, strong demand and favorable market conditions helped to boost the share prices and net asset values of these Funds. As of May 31, 2003, NPG, NNC, NRB and NII continued to trade at premiums to their common share NAVs, while NZX, NKG and NNO were trading at virtually the same levels as their NAVs (see charts on individual Performance Overview pages).

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE YEAR ENDED MAY 31, 2003?
Over this twelve-month reporting period, we continued to place strong emphasis on diversifying the portfolios, enhancing call protection, and improving dividend-paying capabilities. Strategically, our main focus centered on systematically shortening the Funds' durations, which we believed would enhance our ability to control the Funds' interest rate risk and produce more consistent returns over time. Interest rate risk is the risk that the value of a Fund's portfolio will decline when market interest rates rise (since bond prices move in the opposite direction of interest rates). The longer the duration of a Fund's portfolio, the greater its interest rate risk.

In line with our duration strategy as well as the recent steepness of the municipal yield curve, we concentrated on finding value in the intermediate part of the yield curve (i.e., bonds that mature in 15 to 20 years), particularly in the newer Funds with longer durations. In many cases, bonds in this part of the curve were offering yields similar to those of longer-term bonds but, in our opinion, had less inherent interest rate risk.

We also continued to look for individual issues that we believed would perform well regardless of the future direction of interest rates. All the Georgia and North Carolina Funds remained solidly invested in education and healthcare bonds, and the Georgia Funds also had relatively large exposures to water and sewer bonds. These three sectors were among the top performing Lehman Index sectors over this reporting period.

NKG and NII were introduced in September 2002 and are fully invested. As mentioned earlier, these Funds began paying regular monthly dividends in November 2002. As attractive opportunities have arisen, we have replaced bonds from Puerto Rico and other states that were purchased during the initial investment phase last fall with Georgia or North Carolina securities. As of May 31, 2003, approximately 85% of NKG's portfolio were invested in Georgia bonds, and 90% of NII was invested in North Carolina securities. We expect to continue to incrementally increase these percentages through additional purchases of in-state bonds, while closely monitoring the generation of capital gains from sales of any non-Georgia or non-North Carolina securities.

Given the current geopolitical and economic climate, we believed that maintaining strong credit quality remained a vital requirement. As of May 31, 2003, each of these Funds offered excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 78% to 93%. In general, our weightings in AAA and insured bonds benefited the performance of these Funds during the past year.

WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL MARKET IN GENERAL AND THESE FUNDS IN PARTICULAR?
We continue to believe the U.S. economy is slowly headed for a recovery, but one that may take longer and be less robust than some originally anticipated. As a result, we think that inflation and interest rates will remain relatively low over the near term.

However, the threat of an eventual rise in interest rates remains, and we intend to keep a careful watch on the Funds' durations and holdings to be as well-positioned as possible if and when rates do reverse course.

In Georgia, where supply has been tight during the first part of 2003, we expect to see issuance pick up slightly in coming months. While North Carolina issuance should continue to be strong, given the state's budget deficit and continued need for spending on infrastructure, education and healthcare. Recently, anticipation of changes to the national tax code led some to wonder about the new law's potential impact on tax-exempt investments. The final version of the 2003 tax relief law reduced, but did not eliminate, taxes on corporate dividends, and, as a result, we do not expect to see any significant impact on the demand or pricing for tax-exempt municipal bonds.

Looking at bond call exposure, we believe these Funds offer good levels of call protection. As of May 31, 2003, the percentage of bonds eligible for calls among the seven Funds ranged from zero to 14% during the remainder of 2003 and through 2004. The number of actual calls over the coming months will depend largely on market interest rates during this time.

We believe that these Nuveen Funds can continue to serve as attractive sources of tax-free income, as well as offer considerable portfolio diversification potential. We remain convinced that these Funds are quality investments that can continue to benefit shareholders as part of a well-balanced core investment portfolio.

Nuveen Georgia Premium Income Municipal Fund

Performance
   Overview As of May 31, 2003

NPG


Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                      70%
AA                                       13%
A                                        12%
BBB                                       2%
BB or Lower                               3%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $16.95
--------------------------------------------------
Common Share Net Asset Value                $15.36
--------------------------------------------------
Market Yield                                 5.17%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.18%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         7.66%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $58,050
--------------------------------------------------
Average Effective Maturity (Years)           21.14
--------------------------------------------------
Leverage-Adjusted Duration                    8.80
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 5/20/93)
--------------------------------------------------

                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        12.92%        13.78%
--------------------------------------------------
5-Year                         8.12%         7.07%
--------------------------------------------------
10-Year                        6.92%         6.80%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Healthcare                                     22%
--------------------------------------------------
Housing/Multifamily                            15%
--------------------------------------------------
Water and Sewer                                15%
--------------------------------------------------
Education and Civic Organizations              10%
--------------------------------------------------
Tax Obligation/Limited                          9%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Jun                                      0.0715
Jul                                      0.0715
Aug                                      0.0715
Sep                                      0.0715
Oct                                      0.0715
Nov                                      0.0715
Dec                                      0.0715
Jan                                      0.0715
Feb                                      0.0715
Mar                                      0.073
Apr                                      0.073
May                                      0.073


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
6/1/02                                   16
                                         16.32
                                         16.4
                                         16.47
                                         16.5
                                         16.72
                                         16.52
                                         16.5
                                         16.7
                                         16.61
                                         16.6
                                         16.47
                                         16.09
                                         16.04
                                         16.2
                                         16.08
                                         15.95
                                         16.55
                                         16.64
                                         15.96
                                         15.9
                                         15.85
                                         16
                                         16.1
                                         15.7
                                         15.95
                                         15.98
                                         15.85
                                         15.65
                                         15.85
                                         16
                                         16
                                         16
                                         16.25
                                         16.3
                                         16.61
                                         16.35
                                         16.55
                                         16.45
                                         16.5
                                         16.26
                                         16.22
                                         15.94
                                         15.95
                                         16.02
                                         16.27
                                         16.25
                                         16.1
                                         16.37
                                         16.95
                                         15.7
5/31/03                                  15.95



1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 32.5%.

Nuveen Georgia Dividend Advantage Municipal Fund

Performance
   Overview As of May 31, 2003


NZX

Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                      68%
AA                                       15%
A                                         9%
BBB                                       8%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.59
--------------------------------------------------
Common Share Net Asset Value                $15.62
--------------------------------------------------
Market Yield                                 5.35%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.43%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         7.93%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $30,576
--------------------------------------------------
Average Effective Maturity (Years)           21.13
--------------------------------------------------
Leverage-Adjusted Duration                   11.06
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 9/25/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        12.56%        18.82%
--------------------------------------------------
Since Inception                8.25%        11.55%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Education and Civic Organizations              19%
--------------------------------------------------
Healthcare                                     15%
--------------------------------------------------
Water and Sewer                                14%
--------------------------------------------------
Housing/Single Family                          11%
--------------------------------------------------
Utilities                                      10%
--------------------------------------------------



Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jun                                      0.0665
Jul                                      0.0665
Aug                                      0.0665
Sep                                      0.0665
Oct                                      0.0665
Nov                                      0.0665
Dec                                      0.0665
Jan                                      0.0665
Feb                                      0.0665
Mar                                      0.0695
Apr                                      0.0695
May                                      0.0695


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
6/1/02                                   14.56
                                         14.55
                                         14.5
                                         14.48
                                         14.63
                                         14.8
                                         14.97
                                         14.75
                                         15.2
                                         15.07
                                         15.3
                                         15.23
                                         15.4
                                         15.25
                                         15
                                         14.94
                                         14.86
                                         15.22
                                         15.6
                                         15.25
                                         14.63
                                         15.25
                                         15.15
                                         14.9
                                         14.6
                                         14.8
                                         14.55
                                         14.5
                                         14.25
                                         14.78
                                         15
                                         14.85
                                         14.75
                                         14.93
                                         15.01
                                         14.84
                                         14.85
                                         14.75
                                         14.9
                                         15.35
                                         15
                                         15.15
                                         14.69
                                         14.73
                                         14.73
                                         14.66
                                         14.87
                                         14.95
                                         14.99
                                         15.59
                                         14.6
5/31/03                                  14.8


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 32.5%.

2 The Fund also paid shareholders a capital gains distribution in December 2002 of $0.1278 per share.

Nuveen Georgia Dividend Advantage Municipal Fund 2
Performance
   Overview As of May 31, 2003


NKG

Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                      82%
AA                                       11%
A                                         5%
BBB                                       2%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.98
--------------------------------------------------
Net Asset Value                             $15.01
--------------------------------------------------
Market Yield                                 5.37%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.46%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         7.96%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $68,325
--------------------------------------------------
Average Effective Maturity (Years)           22.55
--------------------------------------------------
Leverage-Adjusted Duration                   11.54
--------------------------------------------------

CUMULATIVE TOTAL RETURN (Inception 9/25/02)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
Since Inception                3.16%         8.22%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         23%
--------------------------------------------------
Water and Sewer                                20%
--------------------------------------------------
Healthcare                                     18%
--------------------------------------------------
Education and Civic Organizations              14%
--------------------------------------------------
Utilities                                       4%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Nov                                      0.067
Dec                                      0.067
Jan                                      0.067
Feb                                      0.067
Mar                                      0.067
Apr                                      0.067
May                                      0.067

Line Chart:
Share Price Performance
Weekly Closing Price
Past performance is not predictive of future results.
9/27/02                                  15
                                         15.01
                                         15.01
                                         15
                                         15.01
                                         15.1
                                         15.02
                                         15
                                         14.35
                                         14.4
                                         14.64
                                         14.4
                                         14.4
                                         14.2
                                         14.7
                                         14.15
                                         14.3
                                         14.25
                                         14.1
                                         14.1
                                         14.45
                                         14.5
                                         14.35
                                         14.29
                                         14.25
                                         14.56
                                         14.35
                                         14.17
                                         14
                                         14.07
                                         14.5
                                         14.47
                                         14.55
5/31/03                                  14.98


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 32.5%.

Nuveen North Carolina Premium Income Municipal Fund

Performance
   Overview As of May 31, 2003

NNC


Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                      54%
AA                                       24%
A                                        14%
BBB                                       8%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $16.95
--------------------------------------------------
Common Share Net Asset Value                $15.50
--------------------------------------------------
Market Yield                                 5.17%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.18%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         7.83%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $97,785
--------------------------------------------------
Average Effective Maturity (Years)           17.99
--------------------------------------------------
Leverage-Adjusted Duration                    7.48
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 5/20/93)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        10.27%        15.80%
--------------------------------------------------
5-Year                         8.03%         7.31%
--------------------------------------------------
10-Year                        6.67%         6.80%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------

Healthcare                                     21%
--------------------------------------------------
US Guaranteed                                  14%
--------------------------------------------------
Tax Obligation/Limited                         10%
--------------------------------------------------
Education and Civic Organizations              10%
--------------------------------------------------
Tax Obligation/General                          9%
--------------------------------------------------

Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jun                                      0.0705
Jul                                      0.0705
Aug                                      0.0705
Sep                                      0.0705
Oct                                      0.0705
Nov                                      0.0705
Dec                                      0.0715
Jan                                      0.0715
Feb                                      0.0715
Mar                                      0.073
Apr                                      0.073
May                                      0.073

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
6/1/02                                   16.4
                                         16.4
                                         16.7
                                         16.69
                                         16.43
                                         16.45
                                         16.72
                                         16.35
                                         16.75
                                         16.8
                                         16.56
                                         16.46
                                         16.39
                                         16.39
                                         16.15
                                         15.79
                                         15.86
                                         15.7
                                         15.69
                                         14.61
                                         14.76
                                         14.95
                                         15.39
                                         15.43
                                         15.4
                                         15.25
                                         15.23
                                         15.15
                                         15.3
                                         15.33
                                         15.8
                                         15.62
                                         15.73
                                         15.55
                                         15.87
                                         16.15
                                         16.45
                                         16.27
                                         16.6
                                         16.5
                                         16.61
                                         16.28
                                         16.22
                                         16.65
                                         16.15
                                         16.41
                                         16.33
                                         16.56
                                         16.73
5/31/03                                  16.95


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 34%.

2 The Fund also paid shareholders a net ordinary income distribution in December 2002 of $0.0031 per share.

Nuveen North Carolina Dividend Advantage Municipal Fund

Performance
   Overview As of May 31, 2003

NRB

Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                      53%
AA                                       30%
A                                        10%
BBB                                       5%
NR                                        2%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $16.45
--------------------------------------------------
Common Share Net Asset Value                $15.87
--------------------------------------------------
Market Yield                                 5.36%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.44%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.12%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $35,591
--------------------------------------------------
Average Effective Maturity (Years)           18.73
--------------------------------------------------
Leverage-Adjusted Duration                    9.18
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 1/31/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        13.52%        17.75%
--------------------------------------------------
Since Inception               10.08%        10.80%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Education and Civic Organizations              19%
--------------------------------------------------
Water and Sewer                                17%
--------------------------------------------------
Healthcare                                     14%
--------------------------------------------------
Utilities                                      13%
--------------------------------------------------
Tax Obligation/Limited                         10%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jun                                      0.07
Jul                                      0.07
Aug                                      0.07
Sep                                      0.072
Oct                                      0.072
Nov                                      0.072
Dec                                      0.072
Jan                                      0.072
Feb                                      0.072
Mar                                      0.0735
Apr                                      0.0735
May                                      0.0735



Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
6/1/02                                   15.2
                                         15.9
                                         15.65
                                         15.5
                                         15.38
                                         15.32
                                         15.37
                                         14.89
                                         15
                                         15.22
                                         15.11
                                         15.1
                                         15.1
                                         15.1
                                         15.18
                                         15.29
                                         15.35
                                         15.48
                                         15.4
                                         14.45
                                         14.5
                                         15.24
                                         15.25
                                         15.35
                                         15.3
                                         15.45
                                         15.35
                                         15.37
                                         15.75
                                         15.76
                                         15.87
                                         15.55
                                         15.68
                                         15.65
                                         15.6
                                         15.6
                                         15.73
                                         15.65
                                         15.85
                                         15.82
                                         15.82
                                         15.8
                                         15.62
                                         15.8
                                         15.89
                                         16.1
                                         16.27
                                         16.25
                                         16.35
                                         16.45
                                         15.3
5/31/03                                  15.45


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 34%.

2 The Fund also paid shareholders a capital gains distribution in December 2002 of $0.1311 per share.

Nuveen North Carolina Dividend Advantage Municipal Fund 2

Performance
   Overview As of May 31, 2003


NNO

Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                      62%
AA                                       22%
A                                         8%
BBB                                       8%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.97
--------------------------------------------------
Common Share Net Asset Value                $15.98
--------------------------------------------------
Market Yield                                 5.15%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.15%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         7.80%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $59,642
--------------------------------------------------
Average Effective Maturity (Years)           15.50
--------------------------------------------------
Leverage-Adjusted Duration                    9.13
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 11/16/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        14.10%        18.98%
--------------------------------------------------
Since Inception               10.11%        13.56%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Education and Civic Organizations              16%
--------------------------------------------------
Healthcare                                     15%
--------------------------------------------------
Tax Obligation/Limited                         14%
--------------------------------------------------
Tax Obligation/General                         13%
--------------------------------------------------
Utilities                                      11%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Jun                                      0.0685
Jul                                      0.0685
Aug                                      0.0685
Sep                                      0.0685
Oct                                      0.0685
Nov                                      0.0685
Dec                                      0.0685
Jan                                      0.0685
Feb                                      0.0685
Mar                                      0.0685
Apr                                      0.0685
May                                      0.0685

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
6/1/02                                   15.2
                                         15.9
                                         15.65
                                         15.5
                                         15.38
                                         15.32
                                         15.37
                                         14.89
                                         15
                                         15.22
                                         15.11
                                         15.1
                                         15.1
                                         15.1
                                         15.18
                                         15.29
                                         15.35
                                         15.48
                                         15.4
                                         14.45
                                         14.5
                                         15.24
                                         15.25
                                         15.35
                                         15.3
                                         15.45
                                         15.35
                                         15.37
                                         15.75
                                         15.76
                                         15.87
                                         15.55
                                         15.68
                                         15.65
                                         15.6
                                         15.6
                                         15.73
                                         15.65
                                         15.85
                                         15.82
                                         15.82
                                         15.8
                                         15.62
                                         15.8
                                         15.89
                                         16.1
                                         16.27
                                         16.25
                                         16.35
5/31/03                                  16.45


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 34%.

2 The Fund also paid shareholders a capital gains distribution in December 2002 of $0.1293 per share.

Nuveen North Carolina Dividend Advantage Municipal Fund 3

Performance
   Overview As of May 31, 2003


NII

Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                      64%
AA                                       28%
A                                         4%
BBB                                       3%
NR                                        1%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.20
--------------------------------------------------
Common Share Net Asset Value                $14.96
--------------------------------------------------
Market Yield                                 5.29%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   7.35%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         8.02%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $58,653
--------------------------------------------------
Average Effective Maturity (Years)           19.40
--------------------------------------------------
Leverage-Adjusted Duration                    9.62
--------------------------------------------------

CUMULATIVE TOTAL RETURN (Inception 9/25/02)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
Since Inception                4.56%         7.86%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         25%
--------------------------------------------------
Water and Sewer                                15%
--------------------------------------------------
Utilities                                      12%
--------------------------------------------------
Education and Civic Organizations              11%
--------------------------------------------------
Healthcare                                     10%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Nov                                      0.067
Dec                                      0.067
Jan                                      0.067
Feb                                      0.067
Mar                                      0.067
Apr                                      0.067
May                                      0.067


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
9/27/02                                  15.01
                                         15.03
                                         15.2
                                         15.05
                                         15.01
                                         15
                                         15.06
                                         15
                                         14.6
                                         14.6
                                         14.94
                                         14.65
                                         14.84
                                         14.81
                                         14.9
                                         14.8
                                         15
                                         14.9
                                         14.98
                                         14.95
                                         14.85
                                         14.85
                                         14.86
                                         14.85
                                         14.8
                                         14.7
                                         14.98
                                         14.99
                                         14.94
                                         15.07
                                         15.05
                                         15.26
                                         15.6
5/31/03                                  15.2


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 34%.

Report of
      INDEPENDENT AUDITORS

THE BOARD OF TRUSTEES AND SHAREHOLDERS

NUVEEN GEORGIA PREMIUM INCOME MUNICIPAL FUND
NUVEEN GEORGIA DIVIDEND ADVANTAGE MUNICIPAL FUND
NUVEEN GEORGIA DIVIDEND ADVANTAGE MUNICIPAL FUND 2
NUVEEN NORTH CAROLINA PREMIUM INCOME MUNICIPAL FUND
NUVEEN NORTH CAROLINA DIVIDEND ADVANTAGE MUNICIPAL FUND
NUVEEN NORTH CAROLINA DIVIDEND ADVANTAGE MUNICIPAL FUND 2
NUVEEN NORTH CAROLINA DIVIDEND ADVANTAGE MUNICIPAL FUND 3

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Georgia Premium Income Municipal Fund, Nuveen Georgia Dividend Advantage Municipal Fund, Nuveen Georgia Dividend Advantage Municipal Fund 2, Nuveen North Carolina Premium Income Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund 2 and Nuveen North Carolina Dividend Advantage Municipal Fund 3 as of May 31, 2003, and the related statements of operations, changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Nuveen Georgia Premium Income Municipal Fund, Nuveen Georgia Dividend Advantage Municipal Fund, Nuveen Georgia Dividend Advantage Municipal Fund 2, Nuveen North Carolina Premium Income Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund 2 and Nuveen North Carolina Dividend Advantage Municipal Fund 3 at May 31, 2003, and the results of their operations, changes in their net assets and their financial highlights for the periods indicated therein in conformity with accounting principles generally accepted in the United States.

                                                               Ernst & Young LLP

CHICAGO, ILLINOIS
JULY 11, 2003


                            Nuveen Georgia Premium Income Municipal Fund (NPG)

                            Portfolio of
                                       Investments May 31, 2003
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 6.6%

$       2,000   Cartersville Development Authority, Georgia, Sewerage                 5/07 at 101.00          A+        $ 2,125,780
                 Facilities Revenue Refunding Bonds, Anheuser-Busch Project,
                 Series 1997, 6.125%, 5/01/27 (Alternative Minimum Tax)

        2,000   The Children's Trust Fund, Puerto Rico, Tobacco Settlement            5/12 at 100.00          A-          1,702,460
                 Asset-Backed Bonds, Series 2002 Refunding, 5.500%, 5/15/39


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 13.9%

        3,000   Athens Housing Authority, Georgia, Student Housing Lease             12/12 at 100.00         Aaa          3,156,420
                 Revenue Bonds, UGAREF East Campus Housing LLC Project,
                 Series 2002, 5.000%, 12/01/33 - AMBAC Insured

                Atlanta Urban Residential Finance Authority, Georgia, Dormitory
                Facility Revenue Refunding Bonds, Morehouse College Project,
                Series 1995:
        1,210    5.750%, 12/01/20 - MBIA Insured                                     12/05 at 102.00         AAA          1,347,057
        1,375    5.750%, 12/01/25 - MBIA Insured                                     12/05 at 102.00         AAA          1,527,144

          395   DeKalb County Development Authority, Georgia, Revenue                10/04 at 102.00          AA            426,162
                 Bonds, Emory University Project, Series 1994-A,
                 6.000%, 10/01/14

        1,550   Private Colleges and Universities Authority, Revenue Bonds,           6/03 at 102.00          AA          1,585,883
                 Georgia, Agnes Scott College Project, Series 1993,
                 5.625%, 6/01/23


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 32.2%

        3,000   Albany-Dougherty County Hospital Authority, Georgia,                  9/03 at 102.00         AAA          3,091,410
                 Revenue Bonds, Phoebe Putney Memorial Hospital,
                 Series 1993, 5.700%, 9/01/13 - AMBAC Insured

        2,300   Chatham County Hospital Authority, Savannah, Georgia,                 7/11 at 101.00          A-          2,514,567
                 Hospital Revenue Improvement Bonds, Memorial Health
                 University Medical Center, Inc., Series 2001A, 6.125%, 1/01/24

        2,000   Clarke County Hospital Authority, Georgia, Hospital Revenue           1/12 at 101.00         AAA          2,094,000
                 Certificates, Athens Regional Medical Center, Series 2002,
                 5.125%, 1/01/32 - MBIA Insured

        3,000   Floyd County Hospital Authority, Georgia, Revenue Anticipation        7/12 at 101.00         Aaa          3,175,800
                 Certificates, Floyd Medical Center Project, Series 2002,
                 5.200%, 7/01/32 - MBIA Insured

        1,765   Gainesville and Hall Counties Hospital Authority, Georgia,           10/05 at 102.00         AAA          1,957,261
                 Revenue Anticipation Certificates, Northeast Georgia
"                Healthcare System Inc. Project, Series 1995,
                 6.000%, 10/01/25 - MBIA Insured

        1,750   Gainesville and Hall Counties Hospital Authority, Georgia,            5/11 at 100.00          A-          1,806,245
                 Revenue Anticipation Certificates, Northeast Georgia
                 Healthcare System Inc. Project, Series 2001, 5.500%, 5/15/31

        3,750   Gwinnett County Hospital Authority, Georgia, Revenue                  2/12 at 102.00         AAA          4,025,475
                 Anticipation Certificates, Gwinnett Hospital System Inc.,
                 Series 1997B, 5.300%, 9/01/27 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 21.5%

        1,145   Clayton County Housing Authority, Georgia, Multifamily               12/05 at 102.00         AAA          1,201,540
                 Housing Revenue Bonds, Advantages Project, Series 1995,
                 5.800%, 12/01/20

        3,400   DeKalb County Housing Authority, Georgia, Multifamily                 1/05 at 102.00         AAA          3,572,754
                 Housing Revenue Bonds, Lakes at Indian Creek Apartments
                 Project, Series 1994, 7.150%, 1/01/25 (Alternative
                 Minimum Tax) - FSA Insured

          935   Decatur Housing Authority, Georgia, Mortgage Revenue                  7/03 at 101.00         AAA            951,017
                 Refunding Bonds, FHA-Insured Mortgage Loan, Park Trace
                 Apartments Section 8 Assisted Project, Series 1992A, 6.450%,
                 7/01/25 - MBIA Insured

        2,000   Lawrenceville Housing Authority, Georgia, Multifamily                12/10 at 100.00         AAA          2,108,020
                 Housing Senior Revenue Bonds, Brisben Greens of Hillcrest II
                 Project, Series 2000A-1, 5.800%, 12/01/33 (Alternative
                 Minimum Tax) - AMBAC Insured

        3,000   Macon-Bibb County Urban Development Authority, Georgia,               1/04 at 103.00         AAA          3,102,390
                 Multifamily Housing Revenue Refunding Bonds, Series 1997A,
                 5.550%, 1/01/24 - MBIA Insured

        1,500   Marietta Housing Authority, Georgia, Multifamily Housing             10/06 at 102.00         AAA          1,564,560
                 Revenue Bonds, GNMA Collateralized, Country Oaks
                 Apartments, Series 1996, 6.150%, 10/20/26 (Alternative
                 Minimum Tax)



                                       14

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 7.3%

$         165   Fulton County Housing Authority, Georgia, Single Family               3/05 at 102.00         AAA        $   171,346
                 Mortgage Revenue Bonds, GNMA Mortgage-Backed
                 Securities Program, Series 1995A, 6.550%, 3/01/18
                 (Alternative Minimum Tax)

        2,995   Georgia Housing and Finance Authority, Single Family                 12/10 at 100.00         AAA          3,138,940
                 Mortgage Bonds, Series 2001A, Subseries A-2,
                 5.700%, 12/01/31 (Alternative Minimum Tax)

          900   Georgia Housing and Finance Agency, Single Family Mortgage           12/11 at 100.00         AAA            951,858
                 Bonds, Series 2002B-2, 5.350%, 12/01/22 (Alternatives
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 0.9%

          500   Savannah Economic Development Authority, Georgia,                     7/12 at 100.00         AAA            534,025
                 Revenue Bonds, GTREP Project, Series 2002,
                 5.000%, 7/01/22 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 6.4%

        2,500   Effingham County Industrial Development Authority,                    6/11 at 101.00         BB+          2,105,125
                 Georgia, Pollution Control Revenue Refunding Bonds,
                 Georgia-Pacific Project, Series 2001, 6.500%, 6/01/31

        1,500   Richmond County Development Authority, Georgia,                       2/11 at 101.00         BBB          1,587,090
                 Environmental Improvement Revenue Bonds, International
                 Paper Company Project, Series 2001A, 6.250%, 2/01/25
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 9.9%

        2,500   Forsyth County School District, Georgia, General                      2/10 at 102.00         Aa2          2,900,800
                 Obligation Bonds, Series 1999, 5.750%, 2/01/19

        2,500   Gwinnett County School District, Georgia, General                     2/13 at 100.00         Aaa          2,843,725
                 Obligation Bonds, Series 2002 Refunding, 5.000%, 2/01/15


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 13.6%

        3,000   Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia,          10/19 at 100.00         AAA          3,599,130
                 Revenue Refunding Bonds, Series 1993, 5.625%, 10/01/26 -
                 MBIA Insured

        2,600   Macon-Bibb County Urban Development Authority, Georgia,               8/12 at 101.00          AA          2,999,464
                 Revenue Refunding Bonds, Public Facilities Projects,
                 Series 2002A, 5.375%, 8/01/17

        1,000   Metropolitan Atlanta Rapid Transit Authority, Georgia,                  No Opt. Call         AAA          1,293,270
                 Sales Tax Revenue Refunding Bonds, Series 1992P,
                 6.250%, 7/01/20 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 2.1%

        1,000   Atlanta, Georgia, Airport Facilities Revenue Refunding Bonds,           No Opt. Call         AAA          1,205,280
                 Series 1994A, 6.500%, 1/01/09 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 2.3%

        1,160   DeKalb County Development Authority, Georgia, Revenue                10/04 at 102.00       AA***          1,258,438
                 Bonds, Emory University Project, Series 1994-A,
                 6.000%, 10/01/14 (Pre-refunded to 10/01/04)

           85   Georgia Municipal Electric Authority, Project One Special               No Opt. Call       A+***            102,896
                 Obligation Bonds, Fifth Crossover, Series 1998,
                 6.400%, 1/01/09


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 7.2%

          885   Coweta County Development Authority, Georgia, Revenue                 1/13 at 100.00         Aaa            995,970
                 Bonds, Newnan Water, Sewer and Light Commission Project,
                 Series 2002, 5.250%, 1/01/18 - FGIC Insured

        1,000   Georgia Municipal Electric Authority, Power Revenue Bonds,              No Opt. Call         AAA          1,194,030
                 Series 1993Z, 5.500%, 1/01/20 - FGIC Insured

        1,665   Georgia Municipal Electric Authority, Project One Special               No Opt. Call          A+          1,971,493
                 Obligation Bonds, Fifth Crossover, Series 1998,
                 6.400%, 1/01/09


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 21.0%

                Augusta, Georgia, Water and Sewerage Revenue Bonds,
                Series 2002:
          500    5.000%, 10/01/16 - FSA Insured                                      10/12 at 100.00         AAA            559,480
        1,990    5.000%, 10/01/17 - FSA Insured                                      10/12 at 100.00         AAA          2,209,995

        3,500   Coweta County Water and Sewer Authority, Georgia, Revenue             6/11 at 102.00         Aaa          3,799,040
                 Bonds, Series 2001, 5.250%, 6/01/26 - AMBAC Insured

        2,500   DeKalb County, Georgia, Water and Sewerage Bonds,                    10/10 at 101.00          AA          2,646,300
                 Series 2000, 5.125%, 10/01/31

                                       15


                            Nuveen Georgia Premium Income Municipal Fund (NPG) (continued)
                                    Portfolio of Investments May 31, 2003
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       1,685   Harris County, Georgia, Water System Revenue Bonds,                  12/12 at 100.00         Aaa        $ 1,734,623
                 Series 2002, 4.750%, 12/01/27 -  AMBAC Insured

        1,000   Milledgeville, Georgia, Water and Sewerage Revenue Refunding            No Opt. Call         AAA          1,254,438
                 Bonds, Series 1996, 6.000%, 12/01/21 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
$      78,205   Total Long-Term Investments (cost $78,151,371) - 144.9%                                                  84,092,701
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.0%                                                                      1,757,284
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (47.9)%                                                        (27,800,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $58,049,985
                ====================================================================================================================



                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                                 See accompanying notes to financial statements.

                                       16


                            Nuveen Georgia Dividend Advantage Municipal Fund (NZX)

                            Portfolio of
                                       Investments May 31, 2003
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 2.6%

$         750   DeKalb County Development Authority, Georgia, Pollution              12/12 at 101.00          A3        $   780,833
                 Control Revenue Bonds, General Motors Corporation Projects,
                 Series 2002 Refunding, 6.000%, 3/15/21


------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 6.3%

        1,000   Cartersville Development Authority, Georgia, Waste and                2/12 at 100.00          A+          1,073,070
                 Wastewater Facilities Revenue Bonds, Anheuser Busch
                 Project, Series 2002 Refunding, 5.950%, 2/01/32
                 (Alternative Minimum Tax)

        1,000   The Children's Trust Fund, Puerto Rico, Tobacco Settlement            5/12 at 100.00          A-            851,230
                 Asset-Backed Bonds, Series 2002 Refunding, 5.500%, 5/15/39


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 27.3%

        1,000   Athens Housing Authority, Georgia, Student Housing Lease             12/12 at 100.00         Aaa          1,100,090
                 Revenue Bonds, UGAREF East Campus Housing LLC Project,
                 Series 2002, 5.250%, 12/01/21 - AMBAC Insured

        1,200   Atlanta Development Authority, Georgia, Revenue Bonds,                1/12 at 100.00         AAA          1,271,904
                 Yamacraw Design Center Project, Series 2001A,
                 5.125%, 1/01/27 - MBIA Insured

        1,620   Bulloch County Development Authority, Georgia,                        8/12 at 100.00         Aaa          1,754,233
                 Student Housing Lease Revenue Bonds, Georgia Southern
                 University Project, Series 2002, 5.000%, 8/01/20 -
                 AMBAC Insured

        1,485   Fulton County Development Authority, Georgia, Georgia                 4/12 at 100.00         AAA          1,604,305
                 Tech Athletic Association, Revenue Bonds, Series 2001,
                 5.000%, 10/01/20 - AMBAC Insured

        1,225   Private Colleges and University Authority, Georgia, Emory             9/11 at 100.00          AA          1,285,270
                 University Revenue Bonds, Series 2001A, 5.000%, 9/01/31

        1,250   Private Colleges and Universities Authority, Georgia,                10/11 at 102.00        Baa1          1,353,738
                 Mercer University Project, Revenue Bonds, Series 2001,
                 5.750%, 10/01/31


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 21.4%

        1,000   Clarke County Hospital Authority, Georgia, Hospital Revenue           1/12 at 101.00         AAA          1,108,870
                 Certificates, Athens Regional Medical Center, Series 2002,
                 5.375%, 1/01/19 - MBIA Insured

        1,250   Gainesville and Hall County Hospital Authority, Georgia,              5/11 at 100.00          A-          1,290,175
                 Revenue Anticipation Certificates, Northeast Georgia Health
                 System Inc. Project, Series 2001, 5.500%, 5/15/31

        1,900   Gwinnett County Hospital Authority, Georgia, Revenue                  2/12 at 102.00         AAA          2,039,574
                 Anticipation Certificates, Gwinnett Hospital System Inc.,
                 Series 1997B, 5.300%, 9/01/27 - MBIA Insured

        2,000   Valdosta and Lowndes Counties Hospital Authority,                    10/12 at 101.00         AAA          2,133,000
                 Georgia, South Georgia Medical Center Project, Revenue
                 Certificates, Series 2002, 5.250%, 10/01/27 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 12.0%

        1,000   DeKalb County Housing Authority, Georgia, Multifamily                 8/11 at 103.00         Aaa          1,055,340
                 Housing Revenue Bonds, GNMA Collateralized, Castaways
                 Apartments Project, Series 2001A, 5.400%, 2/20/29

        1,000   DeKalb County Housing Authority, Georgia, Multifamily                12/11 at 103.00         Aaa          1,066,540
                 Housing Revenue Bonds, GNMA Collateralized, Snapwoods
                 Apartments Project, Series 2001A, 5.500%, 12/20/32

        1,400   Savannah Housing Authority, Georgia, Multifamily Housing              8/16 at 100.00         Aaa          1,562,064
                 Revenue Refunding Bonds, Chatham Gardens Project,
                 Series 2001, 5.625%, 8/01/31 (Alternative Minimum Tax)
                 (Mandatory put 2/01/19)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 16.1%

        2,000   Georgia Housing and Finance Authority, Single Family                 12/11 at 100.00         AAA          2,119,680
                 Mortgage Bonds, Series 2002A, Subseries A-2,
                 5.450%, 12/01/22 (Alternative Minimum Tax)

          650   Georgia Housing and Finance Authority, Single Family                 12/11 at 100.00         AAA            687,453
                 Mortgage Bonds, Series 2002B-2, 5.350%, 12/01/22
                 (Alternative Minimum Tax)

        2,025   Georgia Housing and Finance Authority, Single Family                 12/12 at 100.00         AAA          2,106,547
                 Mortgage Bonds, Series 2002C-2, 5.300%, 6/01/33
                 (Alternative Minimum Tax)


                                       17


                            Nuveen Georgia Dividend Advantage Municipal Fund (NZX) (continued)
                                    Portfolio of Investments May 31, 2003
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 2.7%

$         750   Savannah Economic Development Authority, Georgia, Revenue             7/12 at 100.00         AAA        $   817,080
                 Bonds, GTREP Project, Series 2002, 5.000%, 7/01/19 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 3.4%

        1,000   Richmond County Development Authority, Georgia, Environmental         2/12 at 101.00         BBB          1,029,460
                 Improvement Revenue Refunding Bonds, International Paper
                 Company Project, Series 2002A, 6.000%, 2/01/25 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 7.3%

        2,000   Georgia, General Obligation Bonds, Series 2002D, 5.000%, 8/01/18      8/12 at 100.00         AAA          2,217,760


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 9.3%

        1,525   Macon-Bibb County Urban Development Authority, Georgia,               8/12 at 101.00          AA          1,744,219
                 Public Facilities Projects, Revenue Refunding Bonds,
                 Series 2002A, 5.000%, 8/01/14

        1,000   Rockdale County Water and Sewerage Authority, Georgia,                1/10 at 101.00         AAA          1,089,320
                 Revenue Bonds, Series 1999A, 5.375%, 7/01/29 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 3.7%

        1,000   Atlanta, Georgia, Airport General Revenue Refunding Bonds,            1/10 at 101.00         AAA          1,130,230
                 Series 2000A, 5.400%, 1/01/15 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 14.2%

        1,500   Coweta County Development Authority, Georgia, Revenue                 1/13 at 100.00         Aaa          1,688,085
                 Bonds, Newnan Water, Sewer and Light Commission Project,
                 Series 2002, 5.250%, 1/01/18 - FGIC Insured

        1,250   Georgia Municipal Electric Authority, Revenue Bonds,                 11/12 at 100.00         AAA          1,381,400
                 Combustion Turbine Project, Series 2002A, 5.250%, 11/01/20 -
                 MBIA Insured

        1,200   Summerville, Georgia, Combined Public Utility Revenue                 1/12 at 101.00        Baa3          1,270,164
                 Refunding and Improvement Bonds, Series 2002,
                 5.750%, 1/01/26


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 20.1%

        2,065   Augusta, Georgia, Water and Sewerage Revenue Bonds,                  10/12 at 100.00         AAA          2,310,652
                 Series 2002, 5.000%, 10/01/16 - FSA Insured

        2,200   DeKalb County, Georgia, Water and Sewerage Bonds,                    10/10 at 101.00          AA          2,328,744
                 Series 2000, 5.125%, 10/01/31

        1,395   Macon Water Authority, Georgia, Water and Sewer Revenue              10/11 at 101.00         AA-          1,498,787
                 Bonds, Series 2001B, 5.000%, 10/01/21
------------------------------------------------------------------------------------------------------------------------------------
$      41,640   Total Long-Term Investments (cost $42,189,306) - 146.4%                                                  44,749,817
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.7%                                                                        826,673
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.1)%                                                        (15,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $30,576,490
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.

                                       18


                            Nuveen Georgia Dividend Advantage Municipal Fund 2 (NKG)

                            Portfolio of
                                       Investments May 31, 2003
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 2.7%

$       1,750   DeKalb County Development Authority, Georgia, Pollution              12/12 at 101.00          A3        $ 1,821,943
                 Control Revenue Refunding Bonds, General Motors Corporation
                 Projects, Series 2002 Refunding, 6.000%, 3/15/21


------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.5%

        2,000   The Children's Trust Fund, Puerto Rico, Tobacco Settlement            5/12 at 100.00          A-          1,702,460
                 Asset-Backed Bonds, Series 2002 Refunding, 5.500%, 5/15/39


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 19.6%

                Athens-Clarke County Unified Government Development Authority,
                Georgia, Educational Facilities Revenue Bonds, UGAREF CCRC
                Building LLC Project, Series 2002:
        1,225    5.000%, 12/15/18 - AMBAC Insured                                    12/12 at 100.00         AAA          1,349,436
        1,240    5.000%, 12/15/19 - AMBAC Insured                                    12/12 at 100.00         AAA          1,355,543

                Athens Housing Authority, Georgia, Student Housing Lease Revenue
                Bonds, UGAREF East Campus Housing LLC Project, Series 2002:
        3,500    5.000%, 12/01/27 - AMBAC Insured                                    12/12 at 100.00         Aaa          3,691,415
        3,000    5.000%, 12/01/33 - AMBAC Insured                                    12/12 at 100.00         Aaa          3,156,420

        1,050   Fulton County Development Authority, Georgia, TUFF                    2/12 at 100.00         AAA          1,101,345
                 Morehouse Project, Series 2002A, 5.000%, 2/01/34 -
                 AMBAC Insured

        1,315   Private Colleges and University Authority, Georgia, Emory             9/11 at 100.00          AA          1,391,296
                 University Revenue Bonds, Series 2001A, 5.125%, 9/01/33

        1,250   Private Colleges and Universities Authority, Georgia, Mercer         10/11 at 102.00        Baa1          1,353,738
                 University Project, Revenue Bonds, Series 2001,
                 5.750%, 10/01/31


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 25.6%

        2,000   Clarke County Hospital Authority, Georgia, Hospital Revenue           1/12 at 101.00         AAA          2,094,000
                 Certificates, Athens Regional Medical Center, Series 2002,
                 5.125%, 1/01/32 - MBIA Insured

                Floyd County Hospital Authority, Georgia, Revenue Anticipation
                Certificates, Floyd Medical Center Project, Series 2002:
        1,480    5.000%, 7/01/22 - MBIA Insured                                       7/12 at 101.00         Aaa          1,565,529
        1,000    5.200%, 7/01/32 - MBIA Insured                                       7/12 at 101.00         Aaa          1,058,600

        1,250   Gainesville and Hall County Hospital Authority, Georgia,              5/11 at 100.00          A-          1,290,175
                 Revenue Anticipation Certificates, Northeast Georgia Health
                 System Inc. Project, Series 2001, 5.500%, 5/15/31

        3,000   Glynn-Brunswick Memorial Hospital Authority, Georgia,                 8/06 at 102.00         AAA          3,333,540
                 Revenue Anticipation Certificates, Southeast Georgia Health
                 Systems Project, Series 1996, 5.250%, 8/01/13 - MBIA Insured

                Newnan Hospital Authority, Georgia, Revenue Anticipation
                Certificates, Newnan Hospital Inc., Series 2002:
        2,260    5.500%, 1/01/19 - MBIA Insured                                       1/13 at 100.00         Aaa          2,571,044
        3,020    5.500%, 1/01/20 - MBIA Insured                                       1/13 at 100.00         Aaa          3,414,895

        1,945   Tift County Hospital Authority, Georgia, Revenue Anticipation        12/12 at 101.00         Aaa          2,135,221
                 Bonds, Tift Regional Medical Center, Series 2002,
                 5.250%, 12/01/19 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 4.5%

                Savannah Economic Development Authority, Georgia, Multifamily
                Housing Revenue Bonds, Snap I-II-III Apartments, GNMA
                Collateral, Series 2002A:
          500    5.150%, 11/20/22 (Alternative Minimum Tax)                          11/12 at 102.00         AAA            521,485
        1,000    5.200%, 11/20/27 (Alternative Minimum Tax)                          11/12 at 102.00         AAA          1,032,640
        1,500    5.250%, 11/20/32 (Alternative Minimum Tax)                          11/12 at 102.00         AAA          1,549,620


                                       19


                            Nuveen Georgia Dividend Advantage Municipal Fund 2 (NKG) (continued)
                                  Portfolio of Investments May 31, 2003
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 6.3%

$       2,425   Georgia Housing and Finance Authority, Single Family Mortgage         6/11 at 100.00         AAA        $ 2,523,358
                 Bonds, 2001 Series B, Subseries B-2, 5.400%, 12/01/31
                 (Alternative Minimum Tax)

        1,700   Georgia Housing and Finance Authority, Single Family                 12/12 at 100.00         AAA          1,786,479
                 Mortgage Bonds, 2002 Series C-2, 5.100%, 12/01/22
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 1.5%

        1,000   Richmond County Development Authority, Georgia,                       2/11 at 101.00         BBB          1,058,060
                 Environmental Improvement Revenue Bonds, International
                 Paper Company Project, Series 2001A, 6.250%, 2/01/25
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 6.0%

          750   Georgia, General Obligation Bonds, Series 1998D,                        No Opt. Call         AAA            893,408
                 5.250%, 10/01/15

                Oconee County, Georgia, General Obligation Bonds,
                Series 2003, Recreation Project:
        1,410    5.500%, 1/01/23 - AMBAC Insured                                      1/13 at 101.00         Aaa          1,590,833
        1,470    5.250%, 1/01/26 - AMBAC Insured                                      1/13 at 101.00         Aaa          1,603,623


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 34.0%

        1,405   Clayton County Development Authority, Georgia, Revenue                7/12 at 100.00         AAA          1,543,814
                 Bonds, TUFF Archives LLC Project, Series 2001A,
                 5.250%, 7/01/21 - MBIA Insured

        4,000   Forsyth County Water and Sewer Authority, Georgia, Revenue            4/13 at 100.00          AA          4,230,640
                 Bonds, Series 2002, 5.000%, 4/01/32

        1,620   Georgia Local Government, Certificates of Participation,                No Opt. Call         AAA          1,720,991
                 Series 1998A, 4.750%, 6/01/28 - MBIA Insured

          750   Georgia Municipal Association Inc., Certificates of Participation,    1/12 at 101.00         AAA            815,963
                 City of Atlanta Court Project, Series 2002, 5.125%, 12/01/21 -
                 AMBAC Insured

        2,500   Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales            No Opt. Call         AAA          3,233,175
                 Tax Revenue Refunding Bonds, Series 1992P, 6.250%, 7/01/20 -
                 AMBAC Insured

        2,000   Puerto Rico Highway and Transportation Authority, Highway             7/16 at 100.00         AAA          2,304,140
                 Revenue Bonds, Series 1996Y, 5.500%, 7/01/36 - FSA Insured

        5,000   Puerto Rico Public Buildings Authority, Guaranteed Government           No Opt. Call         AAA          5,788,400
                 Facilities Revenue Bonds, Series 2002F Refunding,
                 5.250%, 7/01/21 - CIFG Insured

                Puerto Rico Municipal Finance Agency, Series 2002A:
          800    5.250%, 8/01/21 - FSA Insured                                        8/12 at 100.00         AAA            888,080
        2,500    5.000%, 8/01/27 - FSA Insured                                        8/12 at 100.00         AAA          2,653,300


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 5.9%

        3,650   Atlanta, Georgia, Airport General Revenue Refunding Bonds,            1/10 at 101.00         AAA          4,047,485
                 Series 2000A, 5.500%, 1/01/21 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 0.9%

          525   Atlanta, Georgia, Water and Wastewater Revenue Bonds,                 5/09 at 101.00         AAA            606,627
                 Series 1999A, 5.000%, 11/01/38 (Pre-refunded to 5/01/09) -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 6.4%

        1,000   Elberton Combined Utility System, Georgia, Revenue Refunding          1/12 at 100.00         Aaa          1,064,920
                 and Improvement Bonds, Series 2001, 5.000%, 1/01/22 -
                 AMBAC Insured

        2,000   Georgia Municipal Electric Authority, General Power Revenue           1/13 at 100.00         AAA          2,214,120
                 Bonds, Series 2002A, 5.000%, 1/01/17 - FSA Insured

        1,000   Development Authority of Monroe County, Georgia, Pollution              No Opt. Call         AAA          1,094,920
                 Control Revenue Bonds, Georgia Power Company Scherer
                 Plant Project, Series 2001, 4.200%, 1/01/12 (Mandatory
                 put 12/01/08) - AMBAC Insured


                                       20

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 28.9%

$       3,000   Atlanta, Georgia, Water and Wastewater Revenue Bonds,                 5/12 at 100.00         AAA        $ 3,137,130
                 Series 2001A, 5.000%, 11/01/39 - MBIA Insured

                Augusta, Georgia, Water and Sewerage Revenue Bonds,
                Series 2002:
        1,000    5.250%, 10/01/22 - FSA Insured                                      10/12 at 100.00         AAA          1,097,760
        3,500    5.000%, 10/01/27 - FSA Insured                                      10/12 at 100.00         AAA          3,711,435

                DeKalb County, Georgia, Water and Sewerage Bonds,
                Series 2000:
        2,500    5.125%, 10/01/31                                                    10/10 at 101.00          AA          2,646,300
        2,500    5.375%, 10/01/35                                                    10/10 at 101.00          AA          2,738,075

        2,000   Delaware County Industrial Development Authority,                     9/13 at 100.00         AAA          2,073,720
                 Pennsylvania, Water Facilities Revenue Bonds, Pennsylvania
                 Suburban Water Company Project, Series 2002A,
                 5.150%, 9/01/32 (Alternative Minimum Tax) - AMBAC Insured

          950   Fulton County, Georgia, Water and Sewerage Revenue Bonds,             7/08 at 101.00         AAA          1,042,150
                 Series 1998, 5.000%, 1/01/16 - FGIC Insured

        3,100   Harris County, Georgia, Water System Revenue Bonds,                  12/12 at 100.00         Aaa          3,324,066
                 Series 2002, 5.000%, 12/01/22 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
$      91,340   Total Long-Term Investments (cost $94,773,992) - 144.8%                                                  98,923,317
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.5%                                                                      2,401,764
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.3)%                                                        (33,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $68,325,081
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.

                                       21


                            Nuveen North Carolina Premium Income Municipal Fund (NNC)

                            Portfolio of
                                    Investments May 31, 2003
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 14.1%

$       1,050   North Carolina Capital Facilities Financing Agency, Educational       4/13 at 100.00         AAA        $ 1,102,794
                 Facilities Revenue Bonds, Johnson and Wales University
                 Project, Series 2003A, 5.000%, 4/01/33 - XLCA Insured

                North Carolina State Education Assistance Authority, Guaranteed
                Student Loan Subordinate Lien Revenue Bonds, Series 1995A:
        1,000    6.050%, 7/01/10 (Alternative Minimum Tax)                            7/05 at 102.00          A2          1,054,920
        2,400    6.300%, 7/01/15 (Alternative Minimum Tax)                            7/05 at 102.00          A2          2,521,368

        5,875   North Carolina State Education Assistance Authority,                  7/06 at 102.00          A2          6,245,008
                 Guaranteed Student Loan Subordinate Lien Revenue Bonds,
                 Series 1996, 6.350%, 7/01/16 (Alternative Minimum Tax)

        1,000   University of North Carolina System, Pool Revenue Refunding          10/12 at 100.00         AAA          1,112,370
                 Bonds, Series 2002A, 5.375%, 4/01/22 - AMBAC Insured

        1,675   University of North Carolina at Wilmington, General Revenue           1/12 at 101.00         Aaa          1,798,247
                 Bonds, Series 2002A, 5.000%, 1/01/23 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 30.7%

        5,630   Charlotte-Mecklenburg Hospital Authority, North Carolina,             1/11 at 101.00          AA          5,758,364
                 Healthcare System Revenue Bonds, DBA Carolinas Healthcare
                 System, Series 2001A, 5.000%, 1/15/31

                North Carolina Medical Care Commission, Healthcare Facilities
                Revenue Bonds, Union Regional Medical Center Project, Series
                2002A:
        1,000    5.500%, 1/01/19                                                      1/12 at 100.00           A          1,070,890
          550    5.500%, 1/01/20                                                      1/12 at 100.00           A            585,767
        1,750    5.375%, 1/01/32                                                      1/12 at 100.00           A          1,813,823

        2,000   North Carolina Medical Care Commission, Healthcare                   10/09 at 101.00          A-          2,191,300
                 Facilities Revenue Bonds, Stanly Memorial Hospital Project,
                 Series 1999, 6.375%, 10/01/29

        3,250   North Carolina Medical Care Commission, Healthcare Facilities        10/11 at 101.00         AAA          3,421,958
                 Revenue Bonds, WakeMed Project, Series 2001,
                 5.000%, 10/01/32 - AMBAC Insured

        3,000   North Carolina Medical Care Commission, Hospital Revenue             11/03 at 101.00         AA-          3,038,580
                 Refunding Bonds, Carolina Medicorp Project, Series 1992,
                 5.500%, 5/01/15

        3,615   North Carolina Medical Care Commission, Hospital Revenue             10/08 at 101.00          AA          3,622,555
                 Bonds, FirstHealth of the Carolinas Project, Series 1998,
                 4.750%, 10/01/26

        3,000   North Carolina Medical Care Commission, Hospital Revenue              6/12 at 101.00           A          3,141,840
                 Bonds, Southeastern Regional Medical Center, Series 2002,
                 5.375%, 6/01/32

        5,000   North Carolina Medical Care Commission, Health System                10/11 at 101.00          AA          5,237,150
                 Revenue Bonds, Mission-St.Joseph Health System,
                 Series 2001, 5.250%, 10/01/31


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 8.6%

        1,000   Asheville Housing Authority, North Carolina, Multifamily             11/07 at 102.00         AAA          1,037,100
                 Housing Revenue Bonds, GNMA Collateralized, Woodridge
                 Apartments, Series 1997, 5.800%, 11/20/39 (Alternative
                 Minimum Tax)

        1,000   Charlotte, North Carolina, Mortgage Revenue Refunding                 7/03 at 105.00         AAA          1,048,340
                 Bonds, FHA-Insured Mortgage Loan, Tryon Hills Apartments
                 Project, Series 1993A, 5.875%, 1/01/25 - MBIA Insured

        3,000   Mecklenburg County, North Carolina, Multifamily Housing               1/12 at 102.00         AAA          3,216,930
                 Revenue Bonds, Sycamore Green Apartments, Series 2001,
                 5.500%, 1/15/35 (Alternative Minimum Tax) - FGIC Insured

        2,290   Mecklenburg County, North Carolina, Multifamily Housing               7/13 at 105.00         AAA          2,414,965
                 Revenue Bonds, Little Rock Apartments, FNMA Enhanced,
                 Series 2003, 5.375%, 1/01/36 (Alternative Minimum Tax)
                 (WI, settling 6/02/03)

                North Carolina Housing Finance Agency, Multifamily Revenue
                Bonds, FHA-Insured Mortgage Loan Resolution, Series 1993:
          280    5.800%, 7/01/14                                                      7/03 at 102.00          AA            283,660
          435    5.900%, 7/01/26                                                      7/03 at 102.00          AA            443,021


                                       22

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 12.7%

$         685   North Carolina Housing Finance Agency, Single Family Revenue          3/04 at 102.00          AA        $   706,091
                 Bonds, Series 1994X, 6.700%, 9/01/26 (Alternative Minimum Tax)

        6,310   North Carolina Housing Finance Agency, Home Ownership                 7/09 at 100.00          AA          6,734,789
                 Revenue Bonds, Series 1999-6A, 6.200%, 1/01/29 (Alternative
                 Minimum Tax)

        3,235   North Carolina Housing Finance Agency, Single Family Revenue          3/06 at 102.00          AA          3,390,895
                 Bonds, Series 1996HH, 1998 Trust Agreement,
                 6.300%, 3/01/26 (Alternative Minimum Tax)

        1,485   North Carolina Housing Finance Agency, Home Ownership                 7/10 at 100.00         AAA          1,539,366
                 Program Bonds, Series 2001-10A, 1998 Trust Agreement,
                 5.400%, 7/01/32 (Alternative Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 4.3%

        2,100   Haywood County Industrial Facilities and Pollution Control           12/05 at 102.00         BBB          2,132,802
                 Financing Authority, North Carolina, Environmental
                 Improvement Revenue Bonds, Champion International
                 Corporation Project, Series 1995A, 5.750%, 12/01/25
                 (Alternative Minimum Tax)

        2,000   Haywood County Industrial Facilities and Pollution Control            3/06 at 102.00        Baa2          2,069,400
                 Financing Authority, North Carolina, Pollution Control Revenue
                 Refunding Bonds, Champion International Corporation Project,
                 Series 1995, 6.000%, 3/01/20


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 13.3%

        1,890   Craven County, North Carolina, General Obligation Bonds,              5/12 at 101.00         AAA          2,051,992
                 Series 2002, 5.000%, 5/01/21 - AMBAC Insured

        4,285   Durham County, North Carolina, General Obligation Public              4/12 at 100.00         AAA          4,806,056
                 Improvement Bonds, Series 2002B, 5.000%, 4/01/16

        1,000   Johnston County, North Carolina, General Obligation Bonds,            6/11 at 102.00         AAA          1,120,180
                 Series 2001, 5.000%, 6/01/16 - FGIC Insured

        4,500   North Carolina, General Obligation Bonds,                             9/10 at 102.00         AAA          5,058,630
                 Series 2000A, 5.100%, 9/01/16


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 14.4%

        1,330   Cabarrus County, North Carolina, Certificates of                      2/13 at 100.00         AA-          1,511,864
                 Participation, Series 2002, 5.250%, 2/01/17

        6,000   Charlotte, North Carolina, Refunding Certificates of Participation,  12/03 at 102.00         AAA          6,219,600
                 Convention Facility Project, Series 1993C, 5.250%, 12/01/20 -
                 AMBAC Insured

                Charlotte, North Carolina, Storm Water Fee Revenue Bonds,
                Series 2002:
        1,050    5.250%, 6/01/20                                                      6/12 at 101.00         AA+          1,170,519
        1,750    5.000%, 6/01/25                                                      6/12 at 101.00         AA+          1,865,588

        2,180   Concord, North Carolina, Certificates of Participation,               6/06 at 102.00         AAA          2,474,322
                 Series 1996A, 6.125%, 6/01/21 - MBIA Insured

          750   Johnston County Finance Corporation, North Carolina,                  8/09 at 101.00         AAA            820,147
                 Installment Payment Revenue Bonds, School and Museum
                 Projects, Series 1999, 5.250%, 8/01/21 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 7.3%

                Raleigh-Durham Airport Authority, North Carolina, Airport
                Revenue Bonds, Series 2001A:
        2,250    5.250%, 11/01/16 - FGIC Insured                                      5/11 at 101.00         Aaa          2,536,493
        4,450    5.000%, 11/01/31 - FGIC Insured                                      5/11 at 101.00         Aaa          4,650,072


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 20.7%

        4,000   Charlotte, North Carolina, Water and Sewer System Revenue             6/10 at 101.00         AAA          4,706,640
                 Bonds, Series 2000, 5.250%, 6/01/25 (Pre-refunded to 6/01/10)

        2,000   Charlotte, North Carolina, Storm Water Fee Revenue Bonds,             6/10 at 101.00      AA+***          2,447,320
                 Series 2000, 6.000%, 6/01/25 (Pre-refunded to 6/01/10)

        2,900   Fayetteville Public Works Commission, North Carolina,                 3/07 at 101.00         AAA          3,277,928
                 Revenue Bonds, Series 1997, 5.125%, 3/01/24 (Pre-refunded
                 to 3/01/07) - FSA Insured

        1,000   North Carolina Eastern Municipal Power Agency, Power System           9/03 at 102.50      BBB***          1,036,550
                 Revenue Bonds, Series 1985G, 5.750%, 12/01/16
                 (Pre-refunded to 9/01/03)

        2,265   North Carolina Municipal Power Agency 1, Catawba                        No Opt. Call         AAA          2,960,876
                 Electric Revenue Bonds, Series 1980, 10.500%, 1/01/10



                                       23


                            Nuveen North Carolina Premium Income Municipal Fund (NNC) (continued)
                                  Portfolio of Investments May 31, 2003

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (continued)

$       2,000   Orange County, North Carolina, General Obligation School              2/04 at 102.00      AA+***        $ 2,099,820
                 Bonds, Series 1994, 5.500%, 2/01/11 (Pre-refunded to 2/01/04)

        3,340   University of North Carolina Hospitals at Chapel Hill, Revenue        2/06 at 102.00       AA***          3,744,340
                 Bonds, Series 1996, 5.250%, 2/15/26 (Pre-refunded to 2/15/06)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 10.8%

        2,600   North Carolina Eastern Municipal Power Agency, Power                  7/03 at 102.00         BBB          2,652,182
                System Revenue Bonds, Series 1993-D, 5.600%, 1/01/16

        4,000   North Carolina Municipal Power Agency 1, Catawba Electric             1/10 at 101.00        BBB+          4,509,280
                 Revenue Bonds, Series 1999B, 6.500%, 1/01/20

        2,000   North Carolina Municipal Power Agency 1, Catawba Electric             1/13 at 100.00         AAA          2,299,580
                 Revenue Bonds, Series 2003A, 5.250%, 1/01/15 -
                 AMBAC Insured

        1,000   Wake County Industrial Facilities and Pollution Control Financing     2/12 at 101.00          A3          1,097,290
                 Authority, North Carolina, Revenue Refunding Bonds,
                 Carolina Power and Light Company Project, Series 2002,
                 5.375%, 2/01/17


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 6.9%

                Thomasville, North Carolina, Combined Enterprise System
                Revenue Bonds, Series 2002:
          370    5.000%, 5/01/20 - MBIA Insured                                       5/12 at 101.00         AAA            403,755
          390    5.000%, 5/01/21 - MBIA Insured                                       5/12 at 101.00         AAA            423,119
        1,250    5.125%, 5/01/27 - MBIA Insured                                       5/12 at 101.00         AAA          1,330,125

        2,180   Union, North Carolina, Enterprise Systems Revenue Bonds,              6/06 at 102.00         AAA          2,427,407
                 Series 1996, 5.500%, 6/01/21 - MBIA Insured

        2,000   Winston-Salem, North Carolina, Water and Sewer System                 6/12 at 100.00         AAA          2,199,959
                 Revenue Bonds, Series 2002A, 5.000%, 6/01/18
------------------------------------------------------------------------------------------------------------------------------------
$     130,345   Total Long-Term Investments (cost $128,941,817) - 143.8%                                                140,635,927
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 4.1%                                                                      3,949,208
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (47.9)%                                                       (46,800,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $97,785,135
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

                                       24


                            Nuveen North Carolina Dividend Advantage Municipal Fund (NRB)

                            Portfolio of
                                       Investments May 31, 2003
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
               EDUCATION AND CIVIC ORGANIZATIONS - 27.3%

$         500   North Carolina Capital Facilities Finance Agency, Educational         9/11 at 101.00          A3        $   534,225
                 Facilities Revenue Bonds, High Point University Project,
                 Series 2001, 5.125%, 9/01/18

        2,250   North Carolina Capital Facilities Financing Agency, Revenue          10/11 at 100.00         AA+          2,393,033
                 Bonds, Duke University Project, Series 2001A,
                 5.125%, 10/01/26

        1,750   University of North Carolina at Chapel Hill, General Revenue          6/11 at 100.00         AA+          1,846,145
                 Bonds, Series 2001A, 5.000%, 12/01/25

        1,845   University of North Carolina at Chapel Hill, General Revenue            No Opt. Call         AA+          2,130,145
                 Bonds, Series 2002B, 5.000%, 12/01/11

        2,450   University of North Carolina System, Pool Revenue Bonds,             10/12 at 100.00         AAA          2,818,309
                 Series 2002A Refunding, 5.375%, 4/01/17 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 20.9%

        1,110   North Carolina Medical Care Commission, Healthcare                    1/12 at 100.00           A          1,196,980
                 Facilities Revenue Bonds, Union Regional Medical Center
                 Project, Series 2002A, 5.250%, 1/01/15

        2,500   North Carolina Medical Care Commission, Healthcare Revenue            5/07 at 100.00         AA-          2,560,725
                 Bonds, Carolina Medicorp Project, Series 1996, 5.250%, 5/01/26

        1,500   North Carolina Medical Care Commission, Hospital Revenue              6/12 at 101.00           A          1,580,550
                 Bonds, Southeastern Regional Medical Center, Series 2002,
                 5.250%, 6/01/22

        2,000   North Carolina Medical Care Commission, Health System                10/11 at 101.00          AA          2,094,860
                 Revenue Bonds, Mission-St. Joseph Health System,
                 Series 2001, 5.250%, 10/01/31


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 14.2%

        2,250   Durham Housing Authority, North Carolina, Multifamily                 6/11 at 100.00         AAA          2,356,447
                 Housing Revenue Bonds, Naples Terrace Apartments Project,
                 FNMA Guaranteed, Series 2001, 5.700%, 6/01/33
                 (Alternative Minimum Tax)

        2,500   Mecklenburg County, North Carolina, Multifamily Housing               1/12 at 102.00         AAA          2,680,775
                 Revenue Bonds, Sycamore Green Apartments, Series 2001,
                 5.500%, 1/15/35 (Alternative Minimum Tax) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 6.0%

        1,470   North Carolina Housing Finance Agency, Home Ownership                 7/09 at 100.00          AA          1,534,856
                 Revenue Bonds, Series 1999-5A, 1998 Trust Agreement,
                 5.625%, 7/01/30 (Alternative Minimum Tax)

          595   North Carolina Housing Finance Agency, Home Ownership                 7/10 at 100.00         AAA            616,783
                 Program Bonds, Series 2001-10A, 1998 Trust Agreement,
                 5.400%, 7/01/32 (Alternative Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 2.6%

          900   North Carolina Medical Care Commission, Healthcare Facilities         4/11 at 101.00         N/R            932,184
                 Revenue Bonds, First Mortgage, Salemtowne Project,
                 Series 2001, 6.625%, 4/01/31


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 4.4%

          750   Columbus County Industrial Facilities and Pollution Control           4/07 at 102.00         BBB            778,913
                 Financing Authority, North Carolina, Environmental Improvement
                 Revenue Bonds, International Paper Company Project,
                 Series 1997A, 6.150%, 4/01/21 (Alternative Minimum Tax)

          750   Columbus County Industrial Facilities and Pollution Control          12/07 at 102.00         BBB            775,815
                 Financing Authority, North Carolina, Solid Waste Disposal
                 Revenue Bonds, International Paper Company Project,
                 Series 1996A Refunding, 5.800%, 12/01/16 (Alternative
                 Minimum Tax)


-------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 6.4%

        2,000   Mecklenburg County, North Carolina, General Obligation Public         4/10 at 101.50         AAA          2,262,000
                 Improvement Bonds, Series 2000D, 5.000%, 4/01/13


                                       25


                            Nuveen North Carolina Dividend Advantage Municipal Fund (NRB) (continued)
                                   Portfolio of Investments May 31, 2003
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 14.8%

$       1,330   Cabarrus County, North Carolina, Certificates of Participation,       2/13 at 100.00         AA-        $ 1,535,405
                 Series 2002, 5.250%, 2/01/15

        1,870   Dare County, North Carolina, Certificates of Participation,          12/12 at 100.00         AAA          2,159,607
                 Series 2002, 5.250%, 6/01/15 - AMBAC Insured

        1,360   Duplin County, North Carolina, Certificates of Participation,           No Opt. Call         AAA          1,574,948
                 Series 2002 Refunding, 5.000%, 9/01/12 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 4.8%

        1,530   Raleigh-Durham Airport Authority, North Carolina, Airport             5/11 at 101.00         Aaa          1,704,588
                 Revenue Bonds, Series 2001A, 5.250%, 11/01/18 -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 19.3%

                Greenville Utilities Commission, North Carolina, Combined
                Enterprise System Revenue Bonds, Series 2001:
        1,000    5.250%, 9/01/20 - FSA Insured                                        9/11 at 101.00         AAA          1,108,790
          500    5.250%, 9/01/21 - FSA Insured                                        9/11 at 101.00         AAA            551,030

        2,500   North Carolina Eastern Municipal Power Agency, Power System           7/03 at 100.00         AAA          2,508,125
                 Revenue Refunding Bonds, Series 1993, 5.500%, 1/01/17 -
                 FGIC Insured

        1,000   North Carolina Eastern Municipal Power Agency, Power System           1/09 at 102.00         BBB          1,067,700
                 Revenue Refunding Bonds, Series 1999B, 5.650%, 1/01/16

        1,500   Wake County Industrial Facilities and Pollution Control Financing     2/12 at 101.00          A3          1,645,935
                 Authority, North Carolina, Revenue Refunding Bonds, Carolina
                 Power and Light Company Project, Series 2002 Refunding,
                 5.375%, 2/01/17


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 23.9%

        2,290   Broad River Water Authority, North Carolina, Water System             6/10 at 101.00         Aaa          2,495,230
                 Revenue Bonds, Series 2000, 5.375%, 6/01/26 - MBIA Insured

        2,250   Charlotte, North Carolina, Water and Sewer System Revenue             6/11 at 101.00         AAA          2,409,570
                 Bonds, Series 2001, 5.125%, 6/01/26

                Greensboro, North Carolina, Combined Enterprise System
                Revenue Bonds, Series 2001A:
          500    5.125%, 6/01/20                                                      6/11 at 101.00         AA-            545,680
          500    5.125%, 6/01/21                                                      6/11 at 101.00         AA-            542,090

        2,275   Winston-Salem, North Carolina, Water and Sewer System                 6/12 at 100.00         AAA          2,520,835
                 Revenue Bonds, Series 2002A, 5.000%, 6/01/17
------------------------------------------------------------------------------------------------------------------------------------

$      47,525   Total Long-Term Investments (cost $48,197,449) - 144.6%                                                  51,462,278
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.2%                                                                      1,128,826
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (47.8)%                                                        (17,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $35,591,104
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                                       26


                            Nuveen North Carolina Dividend Advantage Municipal Fund 2 (NNO)
                            Portfolio of
                                     Investments May 31, 2003
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 22.6%

                Appalachian State University, North Carolina, Housing and
                Student Center System Revenue Bonds, Series 2001 Refunding:
$         600    5.125%, 7/15/24                                                      1/11 at 101.00         Aaa        $   642,786
          200    5.125%, 7/15/27                                                      1/11 at 101.00         Aaa            212,874

                Appalachian State University, North Carolina, Housing and
                Student Center System Revenue Bonds, Series 2002 Refunding:
        1,000    5.000%, 7/15/13 - MBIA Insured                                       7/12 at 100.00         Aaa          1,146,030
        1,040    5.000%, 7/15/14 - MBIA Insured                                       7/12 at 100.00         Aaa          1,183,031
        1,000    5.000%, 7/15/15 - MBIA Insured                                       7/12 at 100.00         Aaa          1,126,670

        3,750   North Carolina Capital Facilities Financing Agency, Revenue          10/11 at 100.00         AA+          3,988,388
                 Bonds, Duke University Project, Series 2001A,
                 5.125%, 10/01/26

        1,840   Board of Governors of the University of North Carolina at               No Opt. Call         AA+          2,124,372
                 Chapel Hill, General Revenue Bonds, Series 2002B,
                 5.000%, 12/01/11

          400   Board of Governors of the University of North Carolina at             4/11 at 101.00         AAA            454,776
                 Greensboro, General Revenue Refunding Bonds, Series 2002B,
                 5.375%, 4/01/17 - FSA Insured

                University of North Carolina System, Pool Revenue Refunding
                Bonds, Series 2002A:
        1,155    5.375%, 4/01/16 - AMBAC Insured                                     10/12 at 100.00         AAA          1,337,617
        1,100    5.375%, 4/01/19 - AMBAC Insured                                     10/12 at 100.00         AAA          1,247,532


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 21.4%

        4,000   Charlotte-Mecklenburg Hospital Authority, North Carolina,             1/11 at 101.00          AA          4,091,200
                 Healthcare System Revenue Bonds, DBA Carolinas Healthcare
                 System, Series 2001A, 5.000%, 1/15/31

        2,225   New Hanover County, North Carolina Hospital Revenue                  10/03 at 102.00         AAA          2,250,120
                 Bonds, New Hanover Regional Medical Center Project,
                 Series 1993, 4.750%, 10/01/23 - AMBAC Insured

        1,005   North Carolina Medical Care Commission, Healthcare Facilities         1/12 at 100.00           A          1,107,389
                 Revenue Bonds, Union Regional Medical Center Project,
                 Series 2002A, 5.250%, 1/01/13

        1,000   North Carolina Medical Care Commission, Healthcare Facilities        10/11 at 101.00         AAA          1,052,910
                 Revenue Bonds, WakeMed Project, Series 2001,
                 5.000%, 10/01/32 - AMBAC Insured

                North Carolina Medical Care Commission, Hospital Revenue Bonds,
                Southeastern Regional Medical Center, Series 2002:
        1,000    5.500%, 6/01/15                                                      6/12 at 101.00           A          1,115,050
        2,000    5.250%, 6/01/22                                                      6/12 at 101.00           A          2,107,400

        1,000   North Carolina Medical Care Commission, Health System                10/11 at 101.00          AA          1,047,430
                 Revenue Bonds, Mission-St. Joseph Health System,
                 Series 2001, 5.250%, 10/01/31


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 6.3%

        3,500   Mecklenburg County, North Carolina, Multifamily Housing               1/12 at 102.00         AAA          3,753,085
                 Revenue Bonds, Sycamore Green Apartments, Series 2001,
                 5.500%, 1/15/35 (Alternative Minimum Tax) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 4.5%

          505   North Carolina Housing Finance Agency, Home Ownership                 7/10 at 100.00         AAA            523,488
                 Program Bonds, Series 10A, 1998 Trust Agreement,
                 5.400%, 7/01/32 (Alternative Minimum Tax) - AMBAC Insured

                North Carolina Housing Finance Agency, Home Ownership
                Program Bonds, Series 13A:
        1,000    4.700%, 7/01/12 (Alternative Minimum Tax)                            7/11 at 100.00          AA          1,070,030
        1,000    4.850%, 7/01/13 (Alternative Minimum Tax)                            7/11 at 100.00          AA          1,065,310


                                       27


                            Nuveen North Carolina Dividend Advantage Municipal Fund 2 (NNO) (continued)
                                    Portfolio of Investments May 31, 2003
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MATERIALS - 4.3%

$       1,400   Haywood County Industrial Facilities and Pollution                   10/03 at 102.00         BBB        $ 1,425,186
                 Control Financing Authority, North Carolina, Solid Waste
                 Disposal Revenue Bonds, Champion International Corporation
                 Project, Series 1993, 5.500%, 10/01/18 (Alternative Minimum Tax)

        1,100   Northampton County Industrial Facilities and Pollution Control        2/11 at 101.00         BBB          1,156,925
                 Financing Authority, North Carolina, Environmental Improvement
                 Revenue Bonds, International Paper Company Project, Series 2001A,
                 6.200%, 2/01/25 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 18.0%

          250   Durham County, North Carolina, General Obligation Bonds,              5/10 at 102.00         AAA            293,665
                 Series 2000, 5.600%, 5/01/15

        3,000   Mecklenburg County, North Carolina, General Obligation                4/10 at 101.50         AAA          3,393,000
                 Public Improvement Bonds, Series 2000D, 5.000%, 4/01/13

        3,000   North Carolina, General Obligation Bonds, Series 2000A,               9/10 at 102.00         AAA          3,372,420
                 5.100%, 9/01/16

        3,200   Wake County, North Carolina, General Obligation School                2/10 at 101.50         AAA          3,692,544
                 Bonds, Series 2000, 5.400%, 2/01/13


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 19.8%

        1,330   Cabarrus County, North Carolina, Certificates of Participation,       2/13 at 100.00         AA-          1,522,411
                 Series 2002, 5.250%, 2/01/16

                Charlotte, North Carolina, Storm Water Fee Revenue Bonds,
                Series 2002:
        1,850    5.250%, 6/01/18                                                      6/12 at 101.00         AA+          2,092,554
          400    5.250%, 6/01/19                                                      6/12 at 101.00         AA+            449,164

        1,325   Dare County, North Carolina, Certificates of Participation,          12/12 at 100.00         AAA          1,507,055
                  Series 2002, 5.250%, 6/01/17 - AMBAC Insured

                Hartnett County, North Carolina, Certificates of Participation,
                Series 2002:
        1,000    5.250%, 12/01/15 - FSA Insured                                      12/12 at 101.00         AAA          1,161,280
        2,025    5.375%, 12/01/16 - FSA Insured                                      12/12 at 101.00         AAA          2,364,836
          825    5.000%, 12/01/18 - FSA Insured                                      12/12 at 101.00         AAA            917,144

        1,595   Rutherford County, North Carolina, Certificates of Participation,     9/12 at 101.00         AAA          1,769,477
                 Series 2002, 5.000%, 9/01/18 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 12.5%

                Raleigh-Durham Airport Authority, North Carolina, Airport
                Revenue Bonds, Series 2001A:
        1,000    5.250%, 11/01/15 - FGIC Insured                                      5/11 at 101.00         Aaa          1,134,750
        2,320    5.250%, 11/01/16 - FGIC Insured                                      5/11 at 101.00         Aaa          2,615,406
        2,230    5.250%, 11/01/17 - FGIC Insured                                      5/11 at 101.00         Aaa          2,499,139

                University of North Carolina at Charlotte, Parking System
                Revenue Bonds, Series 2002:
          360    5.000%, 1/01/17 - MBIA Insured                                       1/12 at 101.00         Aaa            400,003
          270    5.000%, 1/01/20 - MBIA Insured                                       1/12 at 101.00         Aaa            294,146
          500    5.125%, 1/01/27 - MBIA Insured                                       1/12 at 101.00         Aaa            535,640


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 5.7%

        3,000   Fayetteville, North Carolina, Public Works Commission,                3/07 at 101.00         AAA          3,390,960
                 Revenue Bonds, Series 1997, 5.125%, 3/01/24 (Pre-refunded
                 to 3/01/07) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 15.9%

        2,500   North Carolina Eastern Municipal Power Agency, Power                  7/03 at 100.00         AAA          2,508,125
                 System Revenue Refunding Bonds, Series 1993,
                 5.500%, 1/01/17 - FGIC Insured

        2,400   North Carolina Eastern Municipal Power Agency, Power                  7/03 at 102.00         BBB          2,448,168
                 System Revenue Bonds, Series 1993D, 5.600%, 1/01/16

        1,500   North Carolina Municipal Power Agency 1, Catawba Electric             1/10 at 101.00        BBB+          1,690,980
                 Revenue Bonds, Series 1999B, 6.500%, 1/01/20

        2,600   Wake County Industrial Facilities and Pollution Control               2/12 at 101.00          A3          2,852,954
                 Financing Authority, North Carolina, Revenue Refunding Bonds,
                 Carolina Power and Light Company Project, Series 2002,
                 5.375%, 2/01/17


                                       28

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 13.1%

$       4,520   Charlotte, North Carolina, Water and Sewer System Revenue               No Opt. Call         AAA        $ 5,371,206
                 Bonds, Series 2002, 5.250%, 7/01/13

        1,465   Orange Water and Sewer Authority, North Carolina, Water               7/11 at 101.00         AA+          1,588,104
                 and Sewer System Revenue Bonds, Series 2001,
                 5.000%, 7/01/20

          850   Raleigh, North Carolina, Combined Enterprise System Revenue           3/09 at 101.00         AAA            874,658
                 Bonds, Series 1999, 4.750%, 3/01/24
------------------------------------------------------------------------------------------------------------------------------------
$      78,135   Total Long-Term Investments (cost $79,569,102) - 144.1%                                                  85,969,388
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.8%                                                                      1,672,512
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (46.9)%                                                        (28,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $59,641,900
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.

                                       29


                            Nuveen North Carolina Dividend Advantage Municipal Fund 3 (NII)

                            Portfolio of
                                       Investments May 31, 2003
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.9%

$       2,000   The Children's Trust Fund, Puerto Rico, Tobacco Settlement            5/12 at 100.00          A-        $ 1,702,460
                 Asset-Backed Bonds, Series 2002 Refunding, 5.500%, 5/15/39


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 15.6%

                North Carolina Capital Facilities Financing Agency, Revenue
                Bonds, Duke University Project, Series 2001A:
        1,750    5.125%, 10/01/26                                                    10/11 at 100.00         AA+          1,861,248
        2,000    5.125%, 10/01/41                                                    10/11 at 100.00         AA+          2,106,860

        3,000   North Carolina Capital Facilities Financing Agency, Revenue          10/12 at 100.00         AA+          3,168,870
                 Bonds, Duke University Project, Series 2002A, 5.125%, 7/01/42

        1,900   University of North Carolina System, Pool Revenue Bonds,             10/12 at 100.00         AAA          2,011,625
                 Series 2002A Refunding, 5.000%, 4/01/27 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 14.3%

        2,000   Charlotte-Mecklenburg Hospital Authority, North Carolina,             1/07 at 102.00          AA          2,096,540
                 Healthcare System Revenue Bonds, Series 1997A, DBA
                 Carolinas Healthcare System, 5.125%, 1/15/22

        1,750   Charlotte-Mecklenburg Hospital Authority, North Carolina,             1/11 at 101.00          AA          1,789,900
                 Healthcare System Revenue Bonds, DBA Carolinas
                 Healthcare System, Series 2001A, 5.000%, 1/15/31

        2,500   North Carolina Medical Care Commission, Healthcare                    6/08 at 101.00         Aa3          2,501,025
                 Facilities Revenue Bonds, Duke University Health System,
                 Series 1998A, 4.750%, 6/01/28

        2,000   North Carolina Medical Care Commission, Hospital Revenue             10/08 at 101.00          AA          2,004,180
                 Bonds, FirstHealth of the Carolinas Project, Series 1998,
                 4.750%, 10/01/26


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 1.8%

        1,000   Mecklenburg County, North Carolina, Multifamily Housing               7/13 at 105.00         AAA          1,060,210
                 Revenue Bonds, Little Rock Apartments, FNMA Enhanced,
                 Series 2003, 5.150%, 1/01/22 (Alternative Minimum Tax)
                 (WI, settling 6/02/03)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 2.7%

        1,495   North Carolina Housing Finance Agency, Home Ownership                 7/09 at 100.00          AA          1,560,959
                 Revenue Bonds, Trust Agreement, Series 1999-5A,
                 5.625%, 7/01/30 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.6%

          900   North Carolina Medical Care Commission, Healthcare Facilities         4/11 at 101.00         N/R            932,184
                 Revenue Bonds, First Mortgage, Salemtowne Project,
                 Series 2001, 6.625%, 4/01/31


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 5.0%

        1,400   Haywood County Industrial Facilities and Pollution Control           12/05 at 102.00         BBB          1,421,868
                 Financing Authority, North Carolina, Environmental Improvement
                 Revenue Bonds, Champion International Corporation Project,
                 Series 1995A, 5.750%, 12/01/25 (Alternative Minimum Tax)

        1,500   Martin County Industrial Facilities and Pollution Control             9/03 at 101.00         BBB          1,533,675
                 Financing Authority, North Carolina, Solid Waste Disposal
                 Revenue Bonds, Weyerhaeuser Company Project, Series 1991,
                 7.250%, 9/01/14 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 14.3%

                Lincoln County, North Carolina, General Obligation Bonds,
                Series 2002A:
          850    5.000%, 6/01/19 - FGIC Insured                                       6/12 at 101.00         AAA            937,661
          900    5.000%, 6/01/20 - FGIC Insured                                       6/12 at 101.00         AAA            984,861
        1,050    5.000%, 6/01/21 - FGIC Insured                                       6/12 at 101.00         AAA          1,140,647

        1,000   Mecklenburg County, North Carolina, General Obligation Public         4/10 at 101.50         AAA          1,131,000
                 Improvement Bonds, Series 2000D, 5.000%, 4/01/13


                                       30

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       1,000   North Carolina, General Obligation Bonds, Series 2000A,               9/10 at 102.00         AAA        $ 1,124,140
                 5.100%, 9/01/16

        2,000   Puerto Rico, Public Improvement Refunding Bonds, General                No Opt. Call         AAA          2,611,360
                 Obligation Bonds, Series 1997, 6.500%, 7/01/15 - MBIA Insured

          400   Raleigh, North Carolina, General Obligation Bonds,                    6/12 at 100.00         AAA            434,244
                 Series 2002, 5.000%, 6/01/21


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 37.1%

        3,900   Cary, North Carolina, General Obligation Water Bonds,                 3/11 at 102.00         AAA          4,268,394
                 Series 2001, 5.000%, 3/01/20

        1,550   Cary, North Carolina, Certificates of Participation, Public          12/12 at 100.00         AA+          1,723,987
                  Improvement Projects, Series 2002A, 5.000%, 12/01/17

        1,500   Centennial Authority, North Carolina, Hotel Tax Revenue Bonds,        9/07 at 102.00         AAA          1,641,105
                 Arena Project, Series 1997, 5.125%, 9/01/19 - FSA Insured

        3,000   Dare County, North Carolina, Certificates of Participation,          12/12 at 100.00         AAA          3,204,630
                 Series 2002, 5.000%, 6/01/23 - AMBAC Insured

                Duplin County, North Carolina, Certificates of Participation,
                Series 2002 Refunding:
        1,230    5.000%, 9/01/13 - AMBAC Insured                                        No Opt. Call         AAA          1,428,227
        1,290    5.000%, 9/01/14 - AMBAC Insured                                        No Opt. Call         AAA          1,501,547

                Forsyth County, North Carolina, Certificates of Participation,
                Series 2002, Public Facilities Equipment Project:
        1,325    5.125%, 1/01/16                                                      1/13 at 101.00         AA+          1,504,577
          770    5.250%, 1/01/19                                                      1/13 at 101.00         AA+            865,996
        1,235    5.250%, 1/01/23                                                      1/13 at 101.00         AA+          1,353,424

        2,000   Puerto Rico Municipal Finance Agency, 2002 Series A,                  8/12 at 100.00         AAA          2,122,640
                 5.000%, 8/01/27 - FSA Insured

        2,000   Rutherford County, North Carolina, Certificates of Participation,     9/12 at 101.00         AAA          2,172,820
                 Series 2002, 5.000%, 9/01/21 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 9.1%

                Raleigh Durham Airport Authority, North Carolina, Airport Revenue
                Bonds, Series 2001A:
        1,780    5.250%, 11/01/15 - FGIC Insured                                      5/11 at 101.00         Aaa          2,019,855
        3,100    5.000%, 11/01/20 - FGIC Insured                                      5/11 at 101.00         Aaa          3,343,257


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 0.9%

          500   North Carolina Eastern Municipal Power Agency, Power                  9/03 at 102.50      BBB***            518,275
                 System Revenue Bonds, Series 1985G, 5.750%, 12/01/16
                 (Pre-refunded to 9/01/03)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 18.2%

        4,000   North Carolina Eastern Municipal Power Agency, Power                  7/03 at 100.00         AAA          4,013,000
                 System Revenue Refunding Bonds, Series 1993,
                 5.500%, 1/01/17 - FGIC Insured

        2,665   North Carolina Municipal Power Agency 1, Catawba Electric             1/13 at 100.00         AAA          3,064,190
                 Revenue Bonds, Series 2003A, 5.250%, 1/01/15 - AMBAC Insured

        1,775   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/12 at 101.00         AAA          2,032,322
                 2002 Series II, 5.375%, 7/01/19 - MBIA Insured

        1,400   Wake County Industrial Facilities and Pollution Control               2/12 at 101.00          A3          1,536,206
                 Financing Authority, North Carolina, Revenue Refunding
                 Bonds, Carolina Power and Light Company Project,
                 Series 2002, 5.375%, 2/01/17


                                       31


                            Nuveen North Carolina Dividend Advantage Municipal Fund 3 (NII) (continued)
                                    Portfolio of Investments May 31, 2003
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 22.4%

$         750   Broad River Water Authority, North Carolina, Water System             6/10 at 101.00         Aaa        $   817,215
                 Revenue Bonds, Series 2000, 5.375%, 6/01/26 - MBIA Insured

                Charlotte, North Carolina, Water and Sewer System Revenue
                Bonds, Series 2001:
          750    5.125%, 6/01/26                                                      6/11 at 101.00         AAA            803,190
        1,780    5.125%, 6/01/26 - FGIC Insured                                       6/11 at 101.00         AAA          1,906,238

                Durham County, North Carolina, Enterprise System
                Revenue Bonds, Series 2002:
          680    5.000%, 6/01/16 - MBIA Insured                                       6/13 at 100.00         AAA            765,762
          710    5.000%, 6/01/17 - MBIA Insured                                       6/13 at 100.00         AAA            793,191
          300    5.000%, 6/01/18 - MBIA Insured                                       6/13 at 100.00         AAA            332,490

        2,500   Kannapolis, North Carolina, Water and Sewer Revenue                   2/12 at 101.00         AAA          2,610,625
                 Bonds, Series 2001B, 5.250%, 2/01/26 (Alternative
                 Minimum Tax) - FSA Insured

        1,000   Orange Water and Sewer Authority, North Carolina,                     7/11 at 101.00         AA+          1,059,490
                 Water and Sewer System Revenue Bonds, Series 2001,
                 5.000%, 7/01/26

                Winston-Salem, North Carolina, Water and Sewer System
                Revenue Bonds, Series 2002A:
          500    5.000%, 6/01/17                                                      6/12 at 100.00         AAA            554,030
        3,215    5.000%, 6/01/19                                                      6/12 at 100.00         AAA          3,510,682
------------------------------------------------------------------------------------------------------------------------------------
$      79,600   Total Long-Term Investments (cost $82,210,482) - 145.9%                                                  85,582,882
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.8%                                                                      1,070,536
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (47.7)%                                                        (28,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                           $58,653,418
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    ** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

                                       32

                            Statement of
                                  Assets and Liabilities May 31, 2003
                                                                                         GEORGIA           GEORGIA          GEORGIA
                                                                                         PREMIUM          DIVIDEND         DIVIDEND
                                                                                          INCOME         ADVANTAGE      ADVANTAGE 2
                                                                                           (NPG)             (NZX)            (NKG)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $78,151,371, $42,189,306
   and $94,773,992, respectively)                                                    $84,092,701       $44,749,817     $ 98,923,317
Cash                                                                                     279,409           204,505          782,819
Receivables:
   Interest                                                                            1,546,966           660,237        1,662,069
   Investments sold                                                                        5,000                --           30,063
Other assets                                                                               3,105             1,182            6,064
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                    85,927,181        45,615,741      101,404,332
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                                --                --               --
Payable for investments purchased                                                             --                --               --
Accrued expenses:
   Management fees                                                                        47,060            13,426           30,798
   Other                                                                                  29,526            24,385           45,065
Preferred share dividends payable                                                            610             1,440            3,388
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                   77,196            39,251           79,251
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                                27,800,000        15,000,000       33,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                               $58,049,985       $30,576,490     $ 68,325,081
====================================================================================================================================
Common shares outstanding                                                              3,778,174         1,957,602        4,551,417
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                                             $     15.36       $     15.62      $     15.01
====================================================================================================================================

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                              $    37,782       $    19,576      $    45,514
Paid-in surplus                                                                       52,265,692        27,700,665       64,235,292
Undistributed (Over-distribution of) net investment income                               596,770           267,235         (214,528)
Accumulated net realized gain (loss) from investments                                   (791,589)           28,503          109,478
Net unrealized appreciation of investments                                             5,941,330         2,560,511        4,149,325
====================================================================================================================================
Net assets applicable to Common shares                                               $58,049,985       $30,576,490     $ 68,325,081
====================================================================================================================================
Authorized shares:
   Common                                                                              Unlimited         Unlimited        Unlimited
   Preferred                                                                           Unlimited         Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                       33

                            Statement of
                                Assets and Liabilities (continued)
                                                                           NORTH            NORTH             NORTH            NORTH
                                                                        CAROLINA         CAROLINA          CAROLINA         CAROLINA
                                                                         PREMIUM         DIVIDEND          DIVIDEND         DIVIDEND
                                                                          INCOME        ADVANTAGE       ADVANTAGE 2      ADVANTAGE 3
                                                                           (NNC)            (NRB)             (NNO)            (NII)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $128,941,817, $48,197,449,
   $79,569,102 and $82,210,482, respectively)                       $140,635,927      $51,462,278       $85,969,388     $85,582,882
Cash                                                                          --          224,770           322,390         803,477
Receivables:
   Interest                                                            2,416,938          878,061         1,336,379       1,387,475
   Investments sold                                                    5,525,272           56,242            40,900           5,117
Other assets                                                               9,200           10,336             6,571           6,003
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                   148,587,337       52,631,687        87,675,628      87,784,954
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                           329,392               --                --              --
Payable for investments purchased                                      3,547,821               --                --       1,063,755
Accrued expenses:
   Management fees                                                        79,219           15,506            25,820          26,700
   Other                                                                  43,208           24,145             5,416          38,782
Preferred share dividends payable                                          2,562              932             2,492           2,299
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                4,002,202           40,583            33,728       1,131,536
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                46,800,000       17,000,000        28,000,000      28,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $ 97,785,135      $35,591,104       $59,641,900     $58,653,418
====================================================================================================================================
Common shares outstanding                                              6,308,273        2,242,127         3,732,424       3,920,235
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                            $      15.50      $     15.87       $     15.98     $     14.96
====================================================================================================================================

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                             $     63,083      $    22,421       $    37,324     $    39,202
Paid-in surplus                                                       87,113,614       31,750,009        52,909,843      55,322,738
Undistributed (Over-distribution of) net investment income             1,032,400          391,574           181,840        (111,595)
Accumulated net realized gain (loss) from investments                 (2,118,072)         162,271           112,607          30,673
Net unrealized appreciation of investments                            11,694,110        3,264,829         6,400,286       3,372,400
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $ 97,785,135      $35,591,104       $59,641,900     $58,653,418
====================================================================================================================================
Authorized shares:
   Common                                                              Unlimited        Unlimited         Unlimited       Unlimited
   Preferred                                                           Unlimited        Unlimited         Unlimited       Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                       34


                            Statement of
                                  Operations Year Ended May 31, 2003

                                                                                         GEORGIA           GEORGIA          GEORGIA
                                                                                         PREMIUM          DIVIDEND         DIVIDEND
                                                                                          INCOME         ADVANTAGE      ADVANTAGE 2
                                                                                           (NPG)             (NZX)           (NKG)*
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                     $4,341,225        $2,109,065       $2,415,003
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                          541,551           284,881          400,225
Preferred shares - auction fees                                                           70,177            37,154           43,973
Preferred shares - dividend disbursing agent fees                                         10,000            10,000            5,425
Shareholders' servicing agent fees and expenses                                            9,426               960            2,109
Custodian's fees and expenses                                                             30,749            23,777           16,631
Trustees' fees and expenses                                                                  992               482              987
Professional fees                                                                         10,435             9,176           12,394
Shareholders' reports - printing and mailing expenses                                     19,547             3,717           17,351
Stock exchange listing fees                                                                  678                97              172
Investor relations expense                                                                10,776             3,027            6,818
Other expenses                                                                            11,237             5,863            1,442
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement                     715,568           379,134          507,527
   Custodian fee credit                                                                  (13,019)           (9,313)         (10,001)
   Expense reimbursement                                                                      --          (131,484)        (197,033)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                             702,549           238,337          300,493
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  3,638,676         1,870,728        2,114,510
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investments                                                       920,606           660,108          109,478
Change in net unrealized appreciation (depreciation) of investments                    2,936,582         2,587,026        4,149,325
------------------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                                              3,857,188         3,247,134        4,258,803
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                              (258,111)         (127,078)        (195,435)
From accumulated net realized gains from investments                                          --           (35,847)              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
   distributions to Preferred shareholders                                              (258,111)         (162,925)        (195,435)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from operations                                                                    $7,237,753        $4,954,937       $6,177,878
====================================================================================================================================

*    For the period September 25, 2002 (commencement of operations) through May 31, 2003.

                                 See accompanying notes to financial statements.

                                       35


                            Statement of
                                       Operations Year Ended May 31, 2003 (continued)
                                                                           NORTH            NORTH             NORTH           NORTH
                                                                        CAROLINA         CAROLINA          CAROLINA        CAROLINA
                                                                         PREMIUM         DIVIDEND          DIVIDEND        DIVIDEND
                                                                          INCOME        ADVANTAGE       ADVANTAGE 2     ADVANTAGE 3
                                                                           (NNC)            (NRB)             (NNO)          (NII)*
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $ 7,335,996       $2,511,461        $3,955,660      $2,165,763
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                          908,342          329,390           547,188         341,704
Preferred shares - auction fees                                          118,407           44,283            69,216          37,054
Preferred shares - dividend disbursing agent fees                         10,000           10,000            10,000           5,425
Shareholders' servicing agent fees and expenses                           18,665            1,188             1,622           1,674
Custodian's fees and expenses                                             42,399           29,252            29,198          15,339
Trustees' fees and expenses                                                1,701              436             1,163             820
Professional fees                                                         11,283            9,285            10,027          12,942
Shareholders' reports - printing and mailing expenses                     26,099            3,234            13,600          18,566
Stock exchange listing fees                                               15,087               18               548             148
Investor relations expense                                                17,952            2,594             5,043           6,211
Other expenses                                                            13,075            6,943             8,409           1,302
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement   1,183,010          436,623           696,014         441,185
   Custodian fee credit                                                  (18,401)          (3,291)          (14,212)         (8,001)
   Expense reimbursement                                                      --         (152,026)         (252,548)       (168,223)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                           1,164,609          281,306           429,254          264,961
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  6,171,387        2,230,155         3,526,406        1,900,802
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investments                                       900,218          554,560           713,547          30,673
Change in net unrealized appreciation (depreciation) of investments    7,102,237        2,922,001         5,899,711       3,372,400
------------------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                              8,002,455        3,476,561         6,613,258       3,403,073
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                              (455,407)        (137,647)         (273,894)       (174,006)
From accumulated net realized gains from investments                          --          (39,141)          (71,543)             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
   distributions to Preferred shareholders                              (455,407)        (176,788)         (345,437)       (174,006)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from operations                                                   $13,718,435       $5,529,928        $9,794,227      $5,129,869
====================================================================================================================================

*    For the period September 25, 2002 (commencement of operations) through May 31, 2003.

                                 See accompanying notes to financial statements.

                                       36


                            Statement of
                                  Changes in Net Assets
                                                                                                                         GEORGIA
                                                                                                                         DIVIDEND
                                                             GEORGIA                            GEORGIA                ADVANTAGE 2
                                                       PREMIUM INCOME (NPG)             DIVIDEND ADVANTAGE (NZX)          (NKG)
                                                    -----------------------------     -----------------------------  ---------------
                                                                                                            FOR THE          FOR THE
                                                                                                     PERIOD 9/25/01   PERIOD 9/25/02
                                                                                                      (COMMENCEMENT    (COMMENCEMENT
                                                     YEAR ENDED        YEAR ENDED       YEAR ENDED   OF OPERATIONS)   OF OPERATIONS)
                                                        5/31/03           5/31/02          5/31/03  THROUGH 5/31/02  THROUGH 5/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                               $ 3,638,676       $ 3,856,072      $ 1,870,728      $ 1,128,261     $ 2,114,510
Net realized gain (loss) from investments               920,606           570,501          660,108         (345,593)        109,478
Change in net unrealized appreciation
   (depreciation) of investments                      2,936,582          (195,055)       2,587,026          (26,515)      4,149,325
Distributions to Preferred Shareholders:
   From net investment income                          (258,111)         (460,881)        (127,078)        (114,572)       (195,435)
   From accumulated net realized gains
     from investments                                        --                --          (35,847)              --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to
   Common shares from operations                      7,237,753         3,770,637        4,954,937          641,581       6,177,878
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                           (3,254,832)       (3,187,446)      (1,579,528)        (910,576)     (2,133,603)
From accumulated net realized gains
   from investment transactions                              --                --         (250,165)              --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                            (3,254,832)       (3,187,446)      (1,829,693)        (910,576)     (2,133,603)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                          --                --               --       27,860,955      64,899,300
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions                      157,705           158,444           15,101            4,901          63,231
Preferred shares offering costs                              --                --           54,759         (315,750)       (782,000)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from capital
   share transactions                                   157,705           158,444           69,860       27,550,106      64,180,531
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares                        4,140,626           741,635        3,195,104       27,281,111      68,224,806
Net assets applicable to Common
   shares at the beginning of period                 53,909,359        53,167,724       27,381,386          100,275         100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                      $58,049,985       $53,909,359      $30,576,490      $27,381,386     $68,325,081
====================================================================================================================================
Undistributed (Over-distribution of) net
   investment income at the end of period           $   596,770       $   520,560      $   267,235      $   103,113     $  (214,528)
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       37


                        Statement of
                              Changes in Net Assets (continued)

                                                                             NORTH CAROLINA                      NORTH CAROLINA
                                                                          PREMIUM INCOME (NNC)              DIVIDEND ADVANTAGE (NRB)
                                                                     ----------------------------       ----------------------------
                                                                      YEAR ENDED       YEAR ENDED        YEAR ENDED       YEAR ENDED
                                                                         5/31/03          5/31/02           5/31/03          5/31/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                $ 6,171,387      $ 6,403,807       $ 2,230,155     $ 2,364,655
Net realized gain (loss) from investments                                900,218        1,171,228           554,560          94,213
Change in net unrealized appreciation
   (depreciation) of investments                                       7,102,237         (237,275)        2,922,001         744,160
Distributions to Preferred Shareholders:
   From net investment income                                           (455,407)        (795,822)         (137,647)       (292,515)
   From accumulated net realized gains
     from investments                                                         --               --           (39,141)             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from operations                                   13,718,435        6,541,938         5,529,928       2,910,513
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                            (5,417,766)      (5,047,923)       (1,930,686)     (1,828,376)
From accumulated net realized gains
   from investment transactions                                               --               --          (293,381)             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                                             (5,417,766)      (5,047,923)       (2,224,067)     (1,828,376)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                           --               --                --              --
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions                                       198,718          177,785           112,298          50,844
Preferred shares offering costs                                               --               --            24,922              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from capital
   share transactions                                                    198,718          177,785           137,220          50,844
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares                                         8,499,387        1,671,800         3,443,081       1,132,981
Net assets applicable to Common
   shares at the beginning of period                                  89,285,748       87,613,948        32,148,023      31,015,042
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                       $97,785,135      $89,285,748       $35,591,104     $32,148,023
====================================================================================================================================
Undistributed (Over-distribution of) net
   investment income at the end of period                            $ 1,032,400      $   685,795       $   391,574     $   229,468
====================================================================================================================================


                                 See accompanying notes to financial statements.


                                       38

                                                                                                                          NORTH
                                                                                                                        CAROLINA
                                                                                                                        DIVIDEND
                                                                                            NORTH CAROLINA             ADVANTAGE 3
                                                                                       DIVIDEND ADVANTAGE 2 (NNO)         (NII)
                                                                                     -----------------------------   ---------------
                                                                                                           FOR THE           FOR THE
                                                                                                   PERIOD 11/16/01    PERIOD 9/25/02
                                                                                                     (COMMENCEMENT     (COMMENCEMENT
                                                                                      YEAR ENDED    OF OPERATIONS)    OF OPERATIONS)
                                                                                         5/31/03   THROUGH 5/31/02   THROUGH 5/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                $ 3,526,406       $ 1,435,314      $ 1,900,802
Net realized gain (loss) from investments                                                713,547           (46,868)          30,673
Change in net unrealized appreciation
   (depreciation) of investments                                                       5,899,711           501,708        3,372,400
Distributions to Preferred Shareholders:
   From net investment income                                                           (273,894)         (156,382)        (174,006)
   From accumulated net realized gains
     from investments                                                                    (71,543)               --               --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from operations                                                    9,794,227         1,733,772        5,129,869
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                                            (3,067,763)       (1,278,209)      (1,838,391)
From accumulated net realized gains
   from investment transactions                                                         (482,556)               --               --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable
   to Common shares from distributions
   to Common shareholders                                                             (3,550,319)       (1,278,209)      (1,838,391)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
 Common shares:
   Net proceeds from sale of shares                                                           --        53,248,875       55,929,188
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions                                                         4,123                --           10,977
Preferred shares offering costs                                                           10,548          (421,392)        (678,500)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from capital
   share transactions                                                                     14,671        52,827,483       55,261,665
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares                                                         6,258,579        53,283,046       58,553,143
Net assets applicable to Common
   shares at the beginning of period                                                  53,383,321           100,275          100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                                       $59,641,900       $53,383,321      $58,653,418
====================================================================================================================================
Undistributed (Over-distribution of) net
   investment income at the end of period                                            $   181,840       $       723      $  (111,595)
====================================================================================================================================

                                       39

                                 See accompanying notes to financial statements.


                        Notes to
                            Financial Statements

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The state Funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Georgia Premium Income Municipal Fund (NPG), Nuveen Georgia Dividend Advantage Municipal Fund (NZX), Nuveen Georgia Dividend Advantage Municipal Fund 2 (NKG), Nuveen North Carolina Premium Income Municipal Fund (NNC), Nuveen North Carolina Dividend Advantage Municipal Fund (NRB), Nuveen North Carolina Dividend Advantage Municipal Fund 2 (NNO) and Nuveen North Carolina Dividend Advantage Municipal Fund 3 (NII). Georgia Premium Income (NPG), Georgia Dividend Advantage (NZX), Georgia Dividend Advantage 2
(NKG), North Carolina Dividend Advantage (NRB), North Carolina Dividend Advantage 2 (NNO) and North Carolina Dividend Advantage 3 (NII) are traded on the American Stock Exchange while North Carolina Premium Income (NNC) is traded on the New York Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Prior to the commencement of operations of Georgia Dividend Advantage (NZX), Georgia Dividend Advantage 2 (NKG), North Carolina Dividend Advantage 2 (NNO) and North Carolina Dividend Advantage 3 (NII), each Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,275 per Fund by Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. (formerly, The John Nuveen Company), and the recording of the organization expenses ($11,500 per Fund) and their reimbursement by Nuveen Investments, LLC (formerly, Nuveen Investments), also a wholly owned subsidiary of Nuveen Investments, Inc.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At May 31, 2003, North Carolina Premium Income (NNC) and North Carolina Dividend Advantage 3 (NII) had outstanding when-issued purchase commitments of $2,428,084 and $1,063,755, respectively. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended May 31, 2003, have been designated Exempt Interest Dividends.

Dividends and Distributions to Common Shareholders
Dividends from tax-exempt net investment income are declared and paid monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Preferred Shares
The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in one Series. The dividend rate on each Series may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period. The number of Preferred shares outstanding for each Fund is as follows:

                                                              NORTH       NORTH        NORTH        NORTH
                      GEORGIA     GEORGIA      GEORGIA     CAROLINA    CAROLINA     CAROLINA     CAROLINA
                      PREMIUM   DIVIDEND      DIVIDEND      PREMIUM    DIVIDEND     DIVIDEND     DIVIDEND
                       INCOME   ADVANTAGE  ADVANTAGE 2       INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                        (NPG)       (NZX)        (NKG)        (NNC)       (NRB)        (NNO)        (NII)
---------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                --         600           --           --          --           --           --
   Series T                --          --           --           --         680           --           --
   Series W                --          --           --           --          --           --        1,120
   Series TH            1,112          --           --        1,872          --           --           --
   Series F                --          --        1,320           --          --        1,120           --
=========================================================================================================

Effective November 15, 2002, Georgia Dividend Advantage 2 (NKG) issued 1,320 Series F, $25,000 stated value Preferred shares. Effective November 15, 2002, North Carolina Dividend Advantage 3 (NII) issued 1,120 Series W, $25,000 stated value Preferred shares.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended May 31, 2003.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Offering Costs
Nuveen Investments, LLC has agreed to pay all Common share offering costs (other than the sales load) that exceed $.03 per Common share for Georgia Dividend Advantage (NZX), Georgia Dividend Advantage 2 (NKG), North Carolina Dividend Advantage 2 (NNO) and North Carolina Dividend Advantage 3 (NII). Georgia Dividend Advantage's (NZX), Georgia Dividend Advantage 2's (NKG), North Carolina Dividend Advantage 2's (NNO) and North Carolina Dividend Advantage 3's (NII) share of Common share offering costs ($58,470, $136,200, $111,750 and $117,375, respectively) were recorded as a reduction of the proceeds from the sale of Common shares.

Costs incurred by Georgia Dividend Advantage (NZX), Georgia Dividend Advantage 2
(NKG), North Carolina Dividend Advantage 2 (NNO) and North Carolina Dividend Advantage 3 (NII) in connection with their offering of Preferred shares ($260,991, $782,000, $410,844 and $678,500, respectively) were recorded as a reduction to paid-in surplus.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

                Notes to
                      Financial Statements (continued)



2. FUND SHARES

Transactions in Common and Preferred shares were as follows:

                                                                                                      GEORGIA
                                                                                                      DIVIDEND
                                                    GEORGIA                GEORGIA DIVIDEND          ADVANTAGE 2
                                              PREMIUM INCOME (NPG)          ADVANTAGE (NZX)             (NKG)
                                           ------------------------  ---------------------------   ---------------
                                                                                         FOR THE           FOR THE
                                                                                  PERIOD 9/25/01    PERIOD 9/25/02
                                                                                   (COMMENCEMENT     (COMMENCEMENT
                                            YEAR ENDED   YEAR ENDED  YEAR ENDED   OF OPERATIONS)    OF OPERATIONS)
                                               5/31/03      5/31/02     5/31/03  THROUGH 5/31/02   THROUGH 5/31/03
------------------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                                      --           --          --        1,949,000         4,540,000
   Shares issued to shareholders
     due to reinvestment of
     distributions                               9,788       10,384       1,266              336             4,417
------------------------------------------------------------------------------------------------------------------
                                                 9,788       10,384       1,266        1,949,336         4,544,417
==================================================================================================================
Preferred shares sold                               --           --          --              600             1,320
==================================================================================================================
                                                                                                         NORTH
                                                                                                        CAROLINA
                                                                                                        DIVIDEND
                       NORTH CAROLINA           NORTH CAROLINA             NORTH CAROLINA              ADVANTAGE 3
                    PREMIUM INCOME (NNC)   DIVIDEND ADVANTAGE (NRB)  DIVIDEND ADVANTAGE 2 (NNO)           (NII)
                  -----------------------  ------------------------ -----------------------------   ---------------
                                                                                          FOR THE           FOR THE
                                                                                  PERIOD 11/16/01    PERIOD 9/25/02
                                                                                    (COMMENCEMENT     (COMMENCEMENT
                   YEAR ENDED  YEAR ENDED   YEAR ENDED   YEAR ENDED  YEAR ENDED    OF OPERATIONS)    OF OPERATIONS)
                      5/31/03     5/31/02      5/31/03      5/31/02     5/31/03   THROUGH 5/31/02   THROUGH 5/31/03
-------------------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold             --          --           --           --          --         3,725,000         3,912,500
   Shares issued
     to shareholders
     due to
     reinvestment of
     distributions     12,357      11,774        7,322        3,402         424               --                735
-------------------------------------------------------------------------------------------------------------------
                       12,357      11,774        7,322        3,402         424        3,725,000          3,913,235
===================================================================================================================
Preferred shares sold      --          --           --           --          --            1,120              1,120
===================================================================================================================

3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities for the fiscal year ended May 31, 2003, were as follows:

                                                                        GEORGIA      GEORGIA       GEORGIA
                                                                        PREMIUM     DIVIDEND      DIVIDEND
                                                                         INCOME    ADVANTAGE   ADVANTAGE 2
                                                                          (NPG)        (NZX)        (NKG)*
----------------------------------------------------------------------------------------------------------
Purchases                                                           $18,007,292  $20,527,949  $108,281,755
Sales and maturities                                                 18,408,065   20,965,009    13,440,124
==========================================================================================================
                                                              NORTH        NORTH        NORTH        NORTH
                                                           CAROLINA     CAROLINA     CAROLINA     CAROLINA
                                                            PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND
                                                             INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                              (NNC)        (NRB)        (NNO)       (NII)*
---------------------------------------------------------------------------------------------------------
Purchases                                               $21,619,234  $20,222,877  $18,238,782  $84,358,029
Sales and maturities                                     22,497,805   21,155,066   21,186,811    2,035,760
==========================================================================================================

*    For the period September 25, 2002 (commencement of operations) through May
     31, 2003.

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At May 31, 2003, the cost of investments were as follows:

                                                                        GEORGIA      GEORGIA      GEORGIA
                                                                        PREMIUM     DIVIDEND     DIVIDEND
                                                                         INCOME    ADVANTAGE  ADVANTAGE 2
                                                                          (NPG)        (NZX)        (NKG)
---------------------------------------------------------------------------------------------------------
Cost of investments                                                 $78,114,228  $42,189,306  $94,773,945
=========================================================================================================

                                                              NORTH       NORTH        NORTH        NORTH
                                                           CAROLINA    CAROLINA     CAROLINA     CAROLINA
                                                            PREMIUM    DIVIDEND     DIVIDEND     DIVIDEND
                                                             INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                              (NNC)       (NRB)        (NNO)        (NII)
---------------------------------------------------------------------------------------------------------
Cost of investments                                    $128,853,782 $48,196,891  $79,565,478  $82,210,482
=========================================================================================================

Gross unrealized appreciation and gross unrealized depreciation on investments on May 31, 2003, were as follows:

                                                                        GEORGIA      GEORGIA      GEORGIA
                                                                        PREMIUM     DIVIDEND     DIVIDEND
                                                                         INCOME    ADVANTAGE  ADVANTAGE 2
                                                                          (NPG)        (NZX)        (NKG)
---------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                                      $6,593,595   $2,675,044   $4,369,619
   Depreciation                                                        (615,122)    (114,533)    (220,247)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                           $5,978,473   $2,560,511   $4,149,372
=========================================================================================================

                                                              NORTH       NORTH        NORTH        NORTH
                                                           CAROLINA    CAROLINA     CAROLINA     CAROLINA
                                                            PREMIUM    DIVIDEND     DIVIDEND     DIVIDEND
                                                             INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                              (NNC)       (NRB)        (NNO)        (NII)
---------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                         $11,793,815  $3,265,387   $6,403,910   $3,601,466
   Depreciation                                             (11,670)         --           --     (229,066)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments              $11,782,145   $3,265,387   $6,403,910  $3,372,400
=========================================================================================================

                        Notes to
                             Financial Statements (continued)


The tax components of undistributed net investment income and net realized gains at May 31, 2003, were as follows:

                                                                        GEORGIA      GEORGIA      GEORGIA
                                                                        PREMIUM     DIVIDEND     DIVIDEND
                                                                         INCOME    ADVANTAGE  ADVANTAGE 2
                                                                          (NPG)        (NZX)        (NKG)
---------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income                                    $810,588     $404,728     $ 93,758
Undistributed net ordinary income *                                      25,456           --      109,478
Undistributed net long-term capital gains                                    --       28,502           --
=========================================================================================================
                                                              NORTH       NORTH        NORTH        NORTH
                                                           CAROLINA    CAROLINA     CAROLINA     CAROLINA
                                                            PREMIUM    DIVIDEND     DIVIDEND     DIVIDEND
                                                             INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                              (NNC)       (NRB)        (NNO)        (NII)
---------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income                      $1,383,598    $556,745     $436,225     $153,360
Undistributed net ordinary income *                          14,680      66,536       76,010       30,673
Undistributed net long-term capital gains                        --      95,735       36,751           --
=========================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended May 31, 2003 and May 31, 2002, was designated for purposes of the dividends paid deduction as follows:

                                                                        GEORGIA      GEORGIA      GEORGIA
                                                                        PREMIUM    DIVIDEND      DIVIDEND
                                                                         INCOME    ADVANTAGE  ADVANTAGE 2
2003                                                                      (NPG)        (NZX)        (NKG)
---------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                             $3,506,728   $1,701,839   $2,020,705
Distributions from net ordinary income *                                     --      212,091           --
Distributions from net long-term capital gains                               --       73,921           --
=========================================================================================================
                                                              NORTH       NORTH        NORTH        NORTH
                                                           CAROLINA    CAROLINA     CAROLINA     CAROLINA
                                                            PREMIUM    DIVIDEND     DIVIDEND     DIVIDEND
                                                             INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
2003                                                          (NNC)       (NRB)        (NNO)        (NII)
---------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                 $5,826,633  $2,058,342   $3,348,540   $1,747,442
Distributions from net ordinary income *                     22,385          --      554,099           --
Distributions from net long-term capital gains                   --     332,522           --           --
=========================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

                                                                          NORTH        NORTH        NORTH
                                               GEORGIA      GEORGIA    CAROLINA     CAROLINA     CAROLINA
                                               PREMIUM    DIVIDEND      PREMIUM     DIVIDEND     DIVIDEND
                                                INCOME    ADVANTAGE      INCOME    ADVANTAGE  ADVANTAGE 2
2002                                             (NPG)        (NZX)       (NNC)        (NRB)        (NNO)
---------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income    $3,537,237     $892,422  $5,824,960   $2,119,636   $1,174,283
Distributions from net ordinary income *        94,734           --          --           --           --
Distributions from net long-term capital gains      --           --          --           --           --
=========================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2003, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                                                    NORTH
                                                                                     GEORGIA     CAROLINA
                                                                                     PREMIUM      PREMIUM
                                                                                      INCOME       INCOME
                                                                                       (NPG)        (NNC)
---------------------------------------------------------------------------------------------------------
Expiration year:
   2004                                                                             $320,996   $1,137,399
   2005                                                                              340,685      131,993
   2006                                                                                   --           --
   2007                                                                                   --           --
   2008                                                                              129,908      108,131
   2009                                                                                   --      731,398
   2010                                                                                   --           --
---------------------------------------------------------------------------------------------------------
Total                                                                               $791,589   $2,108,921
=========================================================================================================

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under Georgia Premium Income's (NPG) and North Carolina Premium Income's (NNC) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
-------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
===============================================================================

Under Georgia Dividend Advantage's (NZX), Georgia Dividend Advantage 2's (NKG), North Carolina Dividend Advantage's (NRB), North Carolina Dividend Advantage 2's
(NNO) and North Carolina Dividend Advantage 3's (NII) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For net assets over $2 billion                                            .5750
===============================================================================

                        Notes to
                            Financial Statements (continued)


For the first ten years of Georgia Dividend Advantage's (NZX) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                                      YEAR ENDING
SEPTEMBER 30,                                  SEPTEMBER 30,
--------------------------------------------------------------------------------
2001*                      .30%                        2007                 .25%
2002                       .30                         2008                 .20
2003                       .30                         2009                 .15
2004                       .30                         2010                 .10
2005                       .30                         2011                 .05
2006                       .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Georgia Dividend Advantage (NZX) for any portion of its fees and expenses beyond September 30, 2011.

For the first eight years of Georgia Dividend Advantage 2's (NKG) and North Carolina Dividend Advantage 3's (NII) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                                    YEAR ENDING
SEPTEMBER 30,                                  SEPTEMBER 30,
--------------------------------------------------------------------------------
2002*                      .32%                     2007                    .32%
2003                       .32                      2008                    .24
2004                       .32                      2009                    .16
2005                       .32                      2010                    .08
2006                       .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Georgia Dividend Advantage 2 (NKG) and North Carolina Dividend Advantage 3 (NII) for any portion of its fees and expenses beyond September 30, 2010.

For the first ten years of North Carolina Dividend Advantage's (NRB) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                                    YEAR ENDING
JANUARY 31,                                    JANUARY 31,
--------------------------------------------------------------------------------
2001*                      .30%                      2007                   .25%
2002                       .30                       2008                   .20
2003                       .30                       2009                   .15
2004                       .30                       2010                   .10
2005                       .30                       2011                   .05
2006                       .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse North Carolina Dividend Advantage (NRB) for any portion of its fees and expenses beyond January 31, 2011.

For the first ten years of North Carolina Dividend Advantage 2's (NNO) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                                    YEAR ENDING
NOVEMBER 30,                                   NOVEMBER 30,
--------------------------------------------------------------------------------
      2001*                .30%                     2007                    .25%
      2002                 .30                      2008                    .20
      2003                 .30                      2009                    .15
      2004                 .30                      2010                    .10
      2005                 .30                      2011                    .05
      2006                 .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse North Carolina Dividend Advantage 2
(NNO) for any portion of its fees and expenses beyond November 30, 2011.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

6. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on July 1, 2003, to shareholders of record on June 15, 2003, as follows:

                                                              NORTH       NORTH        NORTH        NORTH
                      GEORGIA     GEORGIA      GEORGIA     CAROLINA    CAROLINA     CAROLINA     CAROLINA
                      PREMIUM    DIVIDEND     DIVIDEND      PREMIUM    DIVIDEND     DIVIDEND     DIVIDEND
                       INCOME   ADVANTAGE  ADVANTAGE 2       INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                        (NPG)       (NZX)        (NKG)        (NNC)       (NRB)        (NNO)        (NII)
---------------------------------------------------------------------------------------------------------
Dividend per share     $.0730      $.0710       $.0670       $.0730      $.0735       $.0695       $.0670
=========================================================================================================

                          Financial
                                HIGHLIGHTS

Selected data for a Common share outstanding throughout each period:


                                                           Investment Operations                             Less Distributions
                                   -----------------------------------------------------------------  -----------------------------

                                                               Distributions   Distributions
                                                                    from Net            from                 Net
                        Beginning                         Net     Investment         Capital          Investment    Capital
                           Common                   Realized/      Income to        Gains to           Income to   Gains to
                            Share          Net     Unrealized      Preferred       Preferred              Common     Common
                        Net Asset   Investment     Investment         Share-          Share-              Share-     Share-
                            Value       Income    Gain (Loss)        holders+        holders+  Total     holders    holders   Total
====================================================================================================================================
GEORGIA PREMIUM
INCOME (NPG)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2003                       $14.31        $ .96         $ 1.02          $(.07)            $--   $1.91       $(.86)       $--   $(.86)
2002                        14.15         1.02            .11           (.12)             --    1.01        (.85)        --    (.85)
2001                        12.80         1.06           1.35           (.26)             --    2.15        (.80)        --    (.80)
2000                        14.45         1.03          (1.65)          (.23)             --    (.85)       (.80)        --    (.80)
1999                        14.58         1.01           (.13)          (.21)             --     .67        (.80)        --    (.80)

GEORGIA DIVIDEND
ADVANTAGE (NZX)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2003                        14.00          .96           1.65           (.06)           (.02)   2.53        (.81)      (.13)   (.94)
2002(a)                     14.33          .58           (.19)          (.06)             --     .33        (.47)        --    (.47)

GEORGIA DIVIDEND
ADVANTAGE 2 (NKG)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2003(b)                     14.33          .47            .92           (.04)             --    1.35        (.47)        --    (.47)
====================================================================================================================================
                                                                     Total Returns
                                                                   -----------------
                                                                               Based
                            Offering                                              on
                           Costs and       Ending                             Common
                           Preferred       Common                  Based       Share
                               Share        Share       Ending        on         Net
                        Underwriting    Net Asset       Market    Market       Asset
                           Discounts        Value        Value     Value**     Value**
======================================================================================
GEORGIA PREMIUM
INCOME (NPG)
--------------------------------------------------------------------------------------
Year Ended 5/31:
2003                             $--       $15.36     $16.9500     12.92%      13.78%
2002                              --        14.31      15.8300      8.98        7.32
2001                              --        14.15      15.3500     30.41        16.98
2000                              --        12.80      12.4375    (18.84)      (5.87)
1999                              --        14.45      16.2500     13.42        4.64

GEORGIA DIVIDEND
ADVANTAGE (NZX)
--------------------------------------------------------------------------------------
Year Ended 5/31:
2003                             .03        15.62      15.5900     12.56       18.82
2002(a)                         (.19)       14.00      14.7400      1.42        1.02

GEORGIA DIVIDEND
ADVANTAGE 2 (NKG)
--------------------------------------------------------------------------------------
Year Ended 5/31:
2003(b)                         (.20)       15.01      14.9800      3.16        8.22
======================================================================================
                                                           Ratios/Supplemental Data
                        ----------------------------------------------------------------------------------------------
                                          Before Credit/Reimbursement     After Credit/Reimbursement***
                                         ----------------------------     ----------------------------
                                                         Ratio of Net                     Ratio of Net
                                           Ratio of        Investment       Ratio of        Investment
                              Ending       Expenses         Income to       Expenses         Income to
                                 Net     to Average           Average     to Average           Average
                              Assets     Net Assets        Net Assets     Net Assets        Net Assets
                          Applicable     Applicable        Applicable     Applicable        Applicable      Portfolio
                           to Common      to Common         to Common      to Common         to Common       Turnover
                        Shares (000)         Shares++          Shares++       Shares++          Shares++         Rate
======================================================================================================================
GEORGIA PREMIUM
INCOME (NPG)
----------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2003                         $58,050           1.29%             6.53%          1.26%             6.55%            22%
2002                          53,909           1.37              7.12           1.35              7.13             37
2001                          53,168           1.41              7.67           1.40              7.68             15
2000                          47,991           1.43              7.73           1.40              7.76             17
1999                          54,022           1.34              6.87           1.33              6.88             14

GEORGIA DIVIDEND
ADVANTAGE (NZX)
----------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2003                          30,576           1.31              6.00            .83              6.49             48
2002(a)                       27,381           1.37*             5.70*           .92*             6.16*            60

GEORGIA DIVIDEND
ADVANTAGE 2 (NKG)
----------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2003(b)                       68,325           1.16*             4.36*           .69*             4.84*            17
======================================================================================================================
                           Preferred Shares at End of Period
                        ---------------------------------------
                          Aggregate     Liquidation
                             Amount      and Market       Asset
                        Outstanding           Value    Coverage
                              (000)       Per Share   Per Share
===============================================================
GEORGIA PREMIUM
INCOME (NPG)
---------------------------------------------------------------
Year Ended 5/31:
2003                        $27,800         $25,000     $77,203
2002                         27,800          25,000      73,480
2001                         27,800          25,000      72,813
2000                         27,800          25,000      68,157
1999                         27,800          25,000      73,581

GEORGIA DIVIDEND
ADVANTAGE (NZX)
---------------------------------------------------------------
Year Ended 5/31:
2003                         15,000          25,000      75,961
2002(a)                      15,000          25,000      70,636

GEORGIA DIVIDEND
ADVANTAGE 2 (NKG)
---------------------------------------------------------------
Year Ended 5/31:
2003(b)                      33,000          25,000      76,761
===============================================================

*    Annualized.
**   Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset
     Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in Common share net asset value per share. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++   Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to
     Preferred shares.
(a)  For the period September 25, 2001 (commencement of operations) through May
     31, 2002.
(b)  For the period September 25, 2002 (commencement of operations) through May
     31, 2003.

                                 See accompanying notes to financial statements.

                                  48-49 spread

                       Financial HIGHLIGHTS (continued)
Selected data for a Common share outstanding throughout each period:
                                                           Investment Operations                             Less Distributions
                                   -----------------------------------------------------------------  -----------------------------

                                                               Distributions   Distributions
                                                                    from Net            from                 Net
                        Beginning                         Net     Investment         Capital          Investment    Capital
                           Common                   Realized/      Income to        Gains to           Income to   Gains to
                            Share          Net     Unrealized      Preferred       Preferred              Common     Common
                        Net Asset   Investment     Investment         Share-          Share-              Share-     Share-
                            Value       Income    Gain (Loss)        holders+        holders+  Total     holders    holders   Total
====================================================================================================================================
NORTH CAROLINA
PREMIUM INCOME (NNC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2003                       $14.18         $ .98        $ 1.27          $(.07)            $--   $2.18       $(.86)       $--   $(.86)
2002                        13.94          1.02           .15           (.13)             --    1.04        (.80)        --    (.80)
2001                        12.62          1.03          1.31           (.27)             --    2.07        (.75)        --    (.75)
2000                        14.28          1.02         (1.61)          (.26)             --    (.85)       (.81)        --    (.81)
1999                        14.48          1.02          (.22)          (.21)             --     .59        (.79)        --    (.79)

NORTH CAROLINA
DIVIDEND ADVANTAGE (NRB)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2003                        14.39          1.00          1.54           (.06)           (.02)   2.46        (.86)      (.13)   (.99)
2002                        13.90          1.06           .38           (.13)             --    1.31        (.82)        --    (.82)
2001(a)                     14.33           .25          (.26)          (.05)             --    (.06)       (.20)        --    (.20)

NORTH CAROLINA
DIVIDEND
ADVANTAGE 2 (NNO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2003                        14.30           .94          1.78           (.07)           (.02)   2.63        (.82)      (.13)   (.95)
2002(b)                     14.33           .38           .11           (.04)             --     .45        (.34)        --    (.34)

NORTH CAROLINA
DIVIDEND
ADVANTAGE 3 (NII)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2003(c)                     14.33           .49           .87           (.05)             --    1.31        (.47)        --    (.47)
====================================================================================================================================
                                                                      Total Returns
                                                                    -----------------
                                                                                Based
                             Offering                                              on
                            Costs and       Ending                             Common
                            Preferred       Common                  Based       Share
                                Share        Share       Ending        on         Net
                         Underwriting    Net Asset       Market    Market       Asset
                            Discounts        Value        Value     Value**     Value**
=======================================================================================
NORTH CAROLINA
PREMIUM INCOME (NNC)
---------------------------------------------------------------------------------------
Year Ended 5/31:
2003                              $--      $15.50      $16.9500     10.27%      15.80%
2002                               --       14.18       16.2100     15.44        7.62
2001                               --       13.94       14.8000     14.03       16.65
2000                               --       12.62       13.6875     (7.76)      (5.98)
1999                               --       14.28       15.6875      9.87        4.11

NORTH CAROLINA
DIVIDEND ADVANTAGE (NRB)
---------------------------------------------------------------------------------------
Year Ended 5/31:
2003                              .01       15.87       16.4500     13.52       17.75
2002                               --       14.39       15.4400      7.54        9.58
2001(a)                          (.17)      13.90       15.1500      2.42       (1.57)

NORTH CAROLINA
DIVIDEND
ADVANTAGE 2 (NNO)
---------------------------------------------------------------------------------------
Year Ended 5/31:
2003                               --       15.98       15.9700     14.10       18.98
2002(b)                          (.14)      14.30       14.9000      1.64        2.22

NORTH CAROLINA
DIVIDEND
ADVANTAGE 3 (NII)
---------------------------------------------------------------------------------------
Year Ended 5/31:
2003(c)                          (.21)      14.96       15.2000      4.56        7.86
=======================================================================================
                                                         Ratios/Supplemental Data
                         ----------------------------------------------------------------------------------------------
                                           Before Credit/Reimbursement     After Credit/Reimbursement***
                                          ----------------------------     ----------------------------
                                                          Ratio of Net                     Ratio of Net
                                            Ratio of        Investment       Ratio of        Investment
                               Ending       Expenses         Income to       Expenses         Income to
                                  Net     to Average           Average     to Average           Average
                               Assets     Net Assets        Net Assets     Net Assets        Net Assets
                           Applicable     Applicable        Applicable     Applicable        Applicable      Portfolio
                            to Common      to Common         to Common      to Common         to Common       Turnover
                         Shares (000)         Shares++          Shares++       Shares++          Shares++         Rate
=======================================================================================================================
NORTH CAROLINA
PREMIUM INCOME (NNC)
-----------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2003                          $97,785           1.27%             6.60%          1.25%             6.62%            16%
2002                           89,286           1.33              7.17           1.32              7.18             22
2001                           87,614           1.34              7.47           1.30              7.51             19
2000                           79,167           1.37              7.81           1.35              7.83             25
1999                           89,377           1.30              6.97           1.30              6.97              8

NORTH CAROLINA
DIVIDEND ADVANTAGE (NRB)
-----------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2003                           35,591           1.30              6.16            .83              6.62             39
2002                           32,148           1.44              6.86            .90              7.40             37
2001(a)                        31,015           1.31*             5.02*           .85*             5.48*            29

NORTH CAROLINA
DIVIDEND
ADVANTAGE 2 (NNO)
-----------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2003                           59,642           1.24              5.80            .76              6.27             22
2002(b)                        53,383           1.19*             4.70*           .74*             5.15*            43

NORTH CAROLINA
DIVIDEND
ADVANTAGE 3 (NII)
-----------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2003(c)                        58,653           1.18*             4.61*           .71*             5.08*             3
=======================================================================================================================
                            Preferred Shares at End of Period
                         ---------------------------------------
                           Aggregate     Liquidation
                              Amount      and Market       Asset
                         Outstanding           Value    Coverage
                               (000)       Per Share   Per Share
================================================================
NORTH CAROLINA
PREMIUM INCOME (NNC)
----------------------------------------------------------------
Year Ended 5/31:
2003                         $46,800         $25,000     $77,236
2002                          46,800          25,000      72,695
2001                          46,800          25,000      71,802
2000                          46,800          25,000      67,290
1999                          46,800          25,000      72,744

NORTH CAROLINA
DIVIDEND ADVANTAGE (NRB)
----------------------------------------------------------------
Year Ended 5/31:
2003                          17,000          25,000      77,340
2002                          17,000          25,000      72,277
2001(a)                       17,000          25,000      70,610

NORTH CAROLINA
DIVIDEND
ADVANTAGE 2 (NNO)
----------------------------------------------------------------
Year Ended 5/31:
2003                          28,000          25,000      78,252
2002(b)                       28,000          25,000      72,664

NORTH CAROLINA
DIVIDEND
ADVANTAGE 3 (NII)
----------------------------------------------------------------
Year Ended 5/31:
2003(c)                       28,000          25,000      77,369
================================================================

*    Annualized.
**   Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset
     Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in Common share net asset value per share. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++   Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to
     Preferred shares.
(a)  For the period January 31, 2001 (commencement of operations) through May
     31, 2001.
(b)  For the period November 16, 2001 (commencement of operations) through May
     31, 2002.
(c)  For the period September 25, 2002 (commencement of operations) through May
     31, 2003.


                                 See accompanying notes to financial statements.


                                  50-51 spread


                        Trustees
                               AND OFFICERS

The management of the Fund, including general supervision of the duties performed for the Fund under the management agreement between Nuveen Advisory and the Fund, is the responsibility of the Board of Trustees of the Fund. The number of trustees of the Fund is currently set at seven. None of the trustees who are not "interested" persons of the Fund has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Fund, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

                                                                                                                          NUMBER OF
                                                                                                                          PORTFOLIOS
                                                                                                                          IN FUND
                                                   YEAR FIRST     PRINCIPAL OCCUPATION(S)                                 COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD      ELECTED OR     INCLUDING OTHER DIRECTORSHIPS                           OVERSEEN
AND ADDRESS                  WITH THE FUND         APPOINTED(2)   DURING PAST 5 YEARS                                     BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

TRUSTEE WHO IS AN INTERESTED PERSON OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1)  Chairman of the       1994           Chairman and Director (since 1996) of Nuveen            140
3/28/49                      Board and                            Investments, Inc. and Nuveen Investments, LLC;
333 W. Wacker Drive          Trustee                              Director (since 1992) and Chairman (since 1996) of
Chicago, IL 60606                                                 Nuveen Advisory Corp. and Nuveen Institutional
                                                                  Advisory Corp.; Chairman and Director (since 1997)
                                                                  of Nuveen Asset Management, Inc.; Director (since 1996)
                                                                  of Institutional Capital Corporation; Chairman and Director
                                                                  (since 1999) of Rittenhouse Asset Management, Inc.;
                                                                  Chairman of Nuveen Investments Advisers Inc. (since 2002).

TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner            Trustee               1997           Private Investor and Management Consultant.             122
8/22/40
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown            Trustee               1993           Retired (since 1989) as Senior Vice President of The    122
7/29/34                                                           Northern Trust Company; Director of the United Way of
333 W. Wacker Drive                                               Highland Park-Highwood (since 2002).
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Anne E. Impellizzeri         Trustee               1994           Retired, formerly, Executive Director (since 1998) of   122
1/26/33                                                           Manitoga/The Russel Wright Design Center; prior thereto,
333 W. Wacker Drive                                               President and Chief Executive Officer of Blanton-Peale
Chicago, IL 60606                                                 Institute (since 1990); prior thereto, Vice President,
                                                                  Metropolitan Life Insurance Co.

------------------------------------------------------------------------------------------------------------------------------------
Peter R. Sawers              Trustee               1991           Adjunct Professor of Business and Economics,               122
4/3/33                                                            University of Dubuque, Iowa; formerly (1991-2000)
333 W. Wacker Drive                                               Adjunct Professor, Lake Forest Graduate School of
Chicago, IL 60606                                                 Management, Lake Forest, Illinois; prior thereto,
                                                                  Executive Director, Towers Perrin Australia, a
                                                                  management consulting firm; Chartered Financial Analyst;
                                                                  Certified Management Consultant; Director, Executive
                                                                  Service Corps of Chicago, a not-for-profit organization.

------------------------------------------------------------------------------------------------------------------------------------
William J. Schneider         Trustee               1997           Senior Partner and Chief Operating Officer,            122
9/24/44                                                           Miller-Valentine Group, Vice President,
333 W. Wacker Drive                                               Miller-Valentine Realty, a development and contract
Chicago, IL 60606                                                 company; Chair, MiamiValley Hospital; Chair,
                                                                  Miami Valley Economic Development Coalition; formerly,
                                                                  Member, Community Advisory Board, National City Bank,
                                                                  Dayton, Ohio and Business Advisory Council, Cleveland
                                                                  Federal Reserve Bank.

------------------------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale          Trustee               1997           Executive Director, Gaylord and Dorothy Donnelley        122
12/29/47                                                          Foundation (since 1994); prior thereto, Executive
333 W. Wacker Drive                                               Director, Great Lakes Protection Fund (from 1990
Chicago, IL 60606                                                 to 1994).


                                       52

                                                                                                                          NUMBER OF
                                                                                                                          PORTFOLIOS
                                                                                                                          IN FUND
                                                   YEAR FIRST     PRINCIPAL OCCUPATION(S)                                 COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD      ELECTED OR     INCLUDING OTHER DIRECTORSHIPS                           OVERSEEN
AND ADDRESS                  WITH THE FUND         APPOINTED(3)   DURING PAST 5 YEARS                                     BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman         Chief                 1988           Managing Director (since 2002), Assistant Secretary     140
9/9/56                       Administrative                       and Associate General Counsel, formerly, Vice President
333 W. Wacker Drive          Officer                              and Assistant General Counsel of Nuveen Investments, LLC;
Chicago, IL 60606                                                 Managing Director (since 2002), General Counsel and
                                                                  Assistant Secretary, formerly, Vice President of Nuveen
                                                                  Advisory Corp. and Nuveen Institutional Advisory Corp.;
                                                                  Managing Director (since 2002), Assistant Secretary and
                                                                  Associate General Counsel, formerly, Vice President
                                                                  (since 2000), of Nuveen Asset Management, Inc.; Assistant
                                                                  Secretary of Nuveen Investments, Inc. (since 1994);
                                                                  Assistant Secretary of NWQ Investment Management
                                                                  Company, LLC (since 2002); Vice President and
                                                                  Assistant Secretary of Nuveen Investments Advisers Inc.
                                                                  (since 2002); Managing Director, Associate General
                                                                  Counsel and Assistant Secretary of Rittenhouse Asset
                                                                  Management, Inc. (since May 2003); Chartered
                                                                  Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Michael T. Atkinson          Vice President        2000           Vice President (since 2002), formerly, Assistant        140
2/3/66                       and Assistant                        Vice President (since 2000), previously, Associate of
333 W. Wacker Drive          Secretary                            Nuveen Investments, LLC.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Paul L. Brennan              Vice President        1999           Vice President (since 2002), formerly, Assistant        134
11/10/66                                                          Vice President (since 1997), of Nuveen Advisory Corp.;
333 W. Wacker Drive                                               prior thereto, portfolio manager of Flagship Financial
Chicago, IL 60606                                                 Inc.; Chartered Financial Analyst and Certified Public
                                                                  Accountant.

------------------------------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo            Vice President        1999           Vice President of Nuveen Investments, LLC (since 1999), 140
11/28/67                     and Treasurer                        prior thereto, Assistant Vice President (since 1997);
333 W. Wacker Drive                                               Vice President and Treasurer of Nuveen Investments,
Chicago, IL 60606                                                 Inc. (since 1999); Vice President and Treasurer of
                                                                  Nuveen Advisory Corp. and Nuveen Institutional
                                                                  Advisory Corp. (since 1999); Vice President and
                                                                  Treasurer of Nuveen Asset Management,
                                                                  Inc. (since 2002) and of Nuveen Investments
                                                                  Advisers Inc. (since 2002); Assistant Treasurer
                                                                  of NWQ Investment Management Company, LLC
                                                                  (since 2002); Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Susan M. DeSanto             Vice President        2001           Vice President of Nuveen Advisory Corp. (since 2001);   140
9/8/54                                                            previously, Vice President of Van Kampen Investment
333 W. Wacker Drive                                               Advisory Corp. (since 1998); Vice President of Nuveen
Chicago, IL 60606                                                 Institutional Advisory Corp. (since 2002); prior thereto,
                                                                  Assistant Vice President of Van Kampen Investment
                                                                  Advisory Corp. (since 1994).

------------------------------------------------------------------------------------------------------------------------------------
Jessica R. Droeger           Vice President        2000           Vice President (since 2002) and Assistant General       140
9/24/64                      and Secretary                        Counsel (since 1998); formerly, Assistant Vice
333 W. Wacker Drive                                               President (since 1998) of Nuveen Investments, LLC;
Chicago, IL 60606                                                 Vice President (since 2002) and Assistant Secretary
                                                                  (since 1998), formerly Assistant Vice President of
                                                                  Nuveen Advisory Corp. and Nuveen Institutional
                                                                  Advisory Corp.


                                       53


                        Trustees
                              AND OFFICERS (continued)

                                                                                                                          NUMBER OF
                                                                                                                          PORTFOLIOS
                                                                                                                          IN FUND
                                                   YEAR FIRST     PRINCIPAL OCCUPATION(S)                                 COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD      ELECTED OR     INCLUDING OTHER DIRECTORSHIPS                           OVERSEEN
AND ADDRESS                  WITH THE FUND         APPOINTED(3)   DURING PAST 5 YEARS                                     BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson            Vice President        1998           Vice President of Nuveen Investments, LLC; Vice         140
10/24/45                                                          President (since 1998) of Nuveen Advisory Corp. and
333 W. Wacker Drive                                               Nuveen Institutional Advisory Corp.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
William M. Fitzgerald        Vice President        1995           Managing Director (since 2002) of Nuveen Investments,   140
3/2/64                                                            LLC; Managing Director (since 2001), formerly Vice
333 W. Wacker Drive                                               President of Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                                 Institutional Advisory Corp. (since 1995); Managing
                                                                  Director of Nuveen Asset Management, Inc. (since 2001);
                                                                  Vice President of Nuveen Investment Advisers Inc.
                                                                  (since 2002); Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Stephen D. Foy               Vice President        1998           Vice President (since 1993) and Funds Controller        140
5/31/54                      and Controller                       (since 1998) of Nuveen Investments, LLC and Vice
333 W. Wacker Drive                                               President and Funds Controller (since 1998) of Nuveen
Chicago, IL 60606                                                 Investments, Inc.; Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
J. Thomas Futrell            Vice President        1988           Vice President of Nuveen Advisory Corp.;                134
7/5/55                                                            Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Richard A. Huber             Vice President        1997           Vice President of Nuveen Institutional Advisory Corp.   134
3/26/63                                                           (since 1998) and Nuveen Advisory Corp. (since 1997);
333 W. Wacker Drive                                               prior thereto, Vice President and Portfolio Manager of
Chicago, IL 60606                                                 Flagship Financial, Inc.

------------------------------------------------------------------------------------------------------------------------------------
Steven J. Krupa              Vice President        1990           Vice President of Nuveen Advisory Corp.                 134
8/21/57
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
David J. Lamb                Vice President        2000           Vice President (since 2000) of Nuveen Investments,      140
3/22/63                                                           LLC, previously Assistant Vice President (since 1999);
333 W. Wacker Drive                                               prior thereto, Associate of Nuveen Investments, LLC;
Chicago, IL 60606                                                 Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
Tina M. Lazar                Vice President        2002           Vice President (since 1999), previously, Assistant      140
8/27/61                                                           Vice President (since 1993) of Nuveen Investments, LLC.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Larry W. Martin              Vice President        1988           Vice President, Assistant Secretary and Assistant       140
7/27/51                      and Assistant                        General Counsel of Nuveen Investments, LLC; Vice
333 W. Wacker Drive          Secretary                            President and Assistant Secretary of Nuveen Advisory
Chicago, IL 60606                                                 Corp. and Nuveen Institutional Advisory Corp.; Assistant
                                                                  Secretary of Nuveen Investments, Inc. and (since 1997)
                                                                  Nuveen Asset Management, Inc.; Vice President
                                                                  (since 2000), Assistant Secretary and Assistant
                                                                  General Counsel (since 1998) of Rittenhouse Asset
                                                                  Management, Inc.; Vice President and Assistant Secretary
                                                                  Nuveen Investments Advisers Inc. (since 2002); Assistant
                                                                  of Secretary of NWQ Investment Management Company,
                                                                  LLC (since 2002).


                                       54

                                                                                                                          NUMBER OF
                                                                                                                          PORTFOLIOS
                                                                                                                          IN FUND
                                                   YEAR FIRST     PRINCIPAL OCCUPATION(S)                                 COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD      ELECTED OR     INCLUDING OTHER DIRECTORSHIPS                           OVERSEEN
AND ADDRESS                  WITH THE FUND         APPOINTED(3)   DURING PAST 5 YEARS                                     BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
Edward F. Neild, IV          Vice President        1996           Managing Director (since 2002) of Nuveen Investments,   140
7/7/65                                                            LLC; Managing Director (since 1997), formerly Vice
333 W. Wacker Drive                                               President (since 1996) of Nuveen Advisory Corp. and
Chicago, IL 60606                                                 Nuveen Institutional Advisory Corp.; Managing Director
                                                                  of Nuveen Asset Management, Inc. (since 1999).
                                                                  Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Thomas J. O'Shaughnessy      Vice President        1999           Vice President (since 2002), formerly, Assistant        134
9/4/60                                                            Vice President (since 1998), of Nuveen Advisory Corp.;
333 W. Wacker Drive                                               prior thereto, portfolio manager.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Thomas C. Spalding           Vice President        1982           Vice President of Nuveen Advisory Corp. and Nuveen      134
7/31/51                                                           Institutional Advisory Corp.; Chartered Financial
333 W. Wacker Drive                                               Analyst.
Chicago, IL 60606


(1) Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and trustee of Nuveen Advisory Corp.

(2) Trustees serve a one-year term until his/her successor is elected. The year first elected or appointed represents the year in which the Trustee was first elected or appointed to any fund in the Nuveen Complex.

(3) Officers serve a one-year term through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

                Build Your Wealth
                         AUTOMATICALLY

SIDEBAR TEXT: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.

NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN
Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT
To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY
You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Fund
   INFORMATION

BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Morgan, Lewis &
Bockius LLP
Washington, D.C.

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL

POLICY CHANGE

On November 14, 2002, the Board adopted a policy that allows these Funds, in addition to investments in municipal bonds, to invest up to 5% of its net assets (including assets attributable to preferred shares, if any) in tax-exempt or taxable fixed-income securities or equity securities for the purpose of acquiring control of an issuer whose municipal bonds (a) the Fund already owns and (b) have deteriorated or are expected shortly to deteriorate significantly in credit quality, provided Nuveen Advisory determines that such investment should enable the Fund to better maximize the value of its existing investment in such issuer. This policy is a non-fundamental policy of each Fund which means that it can be changed at any time by the Board of Trustees without vote of the shareholders.

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Leverage-Adjusted Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current market price.

Net Asset Value (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

---------
Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period ended May 31, 2003. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Serving Investors
         FOR GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

Managing $80 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.

Distributed by

Nuveen Investments, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 | www.nuveen.com


EAN-C-0503D


ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's Disclosure Controls and Procedures are effective, based on our evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Ex-99.CERT Attached hereto.

(c) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Georgia Dividend Advantage Municipal Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date August 1, 2003
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date August 1, 2003
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date August 1, 2003
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.